       As filed with the Securities and Exchange Commission April 16, 1997


                       1933 Act Registration No. 33-21489
                           1940 Act File No. 811-5545

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      \X\

                           Pre-Effective Amendment No.                   \ \


                        Post-Effective Amendment No. 40                  \X\



                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  \X\


                               Amendment No. 42                          \X\



                               THE SESSIONS GROUP
               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 (800) 752-1823

                              CHARLES H. HIRE, ESQ.
                              Baker & Hostetler LLP
                        65 East State Street, Suite 2100
                              Columbus, Ohio 43215
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Immediately, upon effectiveness.

        It is proposed that this filing will become effective (check appropriate box):


         / /   immediately upon filing pursuant to paragraph (b)

         / /   on (date) pursuant to paragraph (b)

         / /   60 days after filing pursuant to paragraph (a)(1)

         / /   on (date) pursuant to paragraph (a)(1)

         /X/   75 days after filing pursuant to paragraph (a)(2)

         / /   on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

         / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.






    The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. On August 28,1996, the Registrant filed its Rule 24f-2 Notice with respect to the fiscal year ended June 30, 1996.

                             CROSS REFERENCE SHEET

           THE KEYPREMIER U.S. TREASURY OBLIGATIONS MONEY MARKET FUND THE KEYPREMIER LIMITED DURATION GOVERNMENT SECURITIES FUND

                                   Two Funds

                                       of

                               The Sessions Group

Form N-1A Part A Item                                      Prospectus Caption
---------------------                                      ------------------
1.      Cover page..................                       Cover Page

2.      Synopsis....................                       Fee Table

3.      Condensed Financial
          Information...............                       Performance Information

4.      General Description of
          Registrant................                       Investment Objectives and Policies;
                                                           Investment Restrictions; General
                                                           Information - Description of the Group
                                                           and Its Shares; Cover Page

5.      Management of the Fund......                       Management of the Group; General
                                                           Information - Custodian; General
                                                           Information - Transfer Agency and Fund
                                                           Accounting Services

5A.     Management Discussion
          of Fund Performance.......                       Inapplicable

6.      Capital Stock and Other
          Securities................                       How to Purchase and Redeem Shares;
                                                           Dividends and Taxes; General Informa-
                                                           tion - Description of the Group and Its
                                                           Shares; General Information - Miscel-
                                                           laneous

7.      Purchase of Securities
          Being Offered.............                       Valuation of Shares; How to Purchase
                                                           and Redeem Shares; Management of the
                                                           Group

8.      Redemption or Repurchase....                       How to Purchase and Redeem Shares

9.      Pending Legal Proceedings...                       Inapplicable

KEYPREMIER FUNDS (SM)
THE KEYPREMIER U.S. TREASURY OBLIGATIONS MONEY MARKET FUND
THE KEYPREMIER LIMITED DURATION GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

3435 Stelzer Road
Columbus, Ohio 43219
For current yield, purchase,
and redemption information,
call (800) 766-3960.

--------------------------------------------------------------------------------

  The Sessions Group (the "Group") is an open-end management investment company. The Group includes The KeyPremier U.S. Treasury Obligations Money Market Fund (the "Treasury Money Market Fund") and The KeyPremier Limited Duration Government Securities Fund (the "Government Securities Fund"), each of which is a diversified portfolio of the Group. (The Treasury Money Market Fund and the Government Securities Fund are hereinafter jointly referred to as the "Funds" and individually as a "Fund.") The Trustees of the Group have divided each Fund's beneficial ownership into an unlimited number of transferable units called shares (the "Shares").

  Martindale Andres & Company, Inc., West Conshohocken, Pennsylvania (the "Adviser"), which is a wholly owned subsidiary of Keystone Financial, Inc. ("Keystone"), acts as the investment adviser to each of the Funds.

  Additional information about the Funds and the Group, contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission and is available upon request without charge by writing to the Group at its address or by calling the Group at the telephone number shown above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.

  This Prospectus sets forth concisely the information about each of the Funds and the Group that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference.

  The Government Securities Fund's net asset value per share will fluctuate as the value of its portfolio changes in response to changing market rates of interest and/or other factors.


  BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), Columbus, Ohio, acts as the Funds' administrator and distributor. BISYS Fund Services, Inc., Columbus, Ohio, the corporate general partner of BISYS, acts as the Funds' transfer agent (the "Transfer Agent") and performs certain fund accounting services for each of the Funds.

THE SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE ADVISER, KEYSTONE OR ANY OF THEIR AFFILIATES. SUCH SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY, AND AN INVESTMENT IN EITHER FUND INVOLVES CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE TREASURY MONEY MARKET FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE, BUT THERE CAN BE NO ASSURANCE THAT NET ASSET VALUE WILL NOT VARY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("COMMISSION") OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                 The date of this Prospectus is June   , 1997.

                               PROSPECTUS SUMMARY

     SHARES OFFERED: Units of beneficial interest ("Shares") of the Treasury Money Market Fund and the Government Securities Fund, two separate investment funds of The Sessions Group, an Ohio business trust (the "Group").

     OFFERING PRICE: The public offering price of the TREASURY MONEY MARKET FUND is equal to the net asset value per share which the Treasury Money Market Fund will seek to maintain at $1.00 per Share. (See "HOW TO PURCHASE AND REDEEM SHARES.")

  The public offering price of the GOVERNMENT SECURITIES FUND is equal to the net asset value per share plus a sales charge of 3.00% of the public offering price, reduced on investments of $100,000 or more. (See "HOW TO PURCHASE AND REDEEM SHARES--Sales Charges.") Under certain circumstances, the sales charge may be eliminated. (See "HOW TO PURCHASE AND REDEEM SHARES--Sales Charge Waivers.")

     MINIMUM PURCHASE: $1,000 minimum initial investment with $25 minimum subsequent investments. Such minimum initial investment is reduced for investors using the Auto Invest Plan described herein and for employees of the Adviser and its affiliates.

     TYPE OF COMPANY: Each Fund is a diversified series of an open-end, management investment company.

     INVESTMENT OBJECTIVES: For the TREASURY MONEY MARKET FUND, current income with liquidity and stability of principal.

  For the GOVERNMENT SECURITIES FUND, current income with preservation of capital as a secondary objective.

     INVESTMENT POLICIES: Under normal market conditions, the TREASURY MONEY MARKET FUND will invest at least 65% of its total assets in securities issued by the U.S. Treasury and in repurchase agreements secured by such Treasury securities. All securities or instruments in which the Treasury Money Market Fund invests have or are deemed to have remaining maturities of 397 days (13 months) or less, although instruments subject to repurchase agreements may bear longer maturities.

  Under normal market conditions, the GOVERNMENT SECURITIES FUND will invest substantially all, but under such conditions in no event less than 65%, of its total assets in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Under such market conditions, the Government Securities Fund expects to maintain an average portfolio duration of approximately three to five years.

     RISK FACTORS AND SPECIAL CONSIDERATIONS: An investment in each of the Funds is subject to certain risks, including interest rate risk, as set forth in detail under "INVESTMENT OBJECTIVES AND POLICIES--Risk Factors and Investment Techniques." As with other mutual funds, there can be no assurance that either Fund will achieve its investment objectives. Each Fund, to the extent set forth under "INVESTMENT OBJECTIVES AND POLICIES," may engage in the following practices: the use of repurchase agreements and reverse repurchase agreements, the short selling of securities, the purchase of securities on a when-issued or delayed-delivery basis and the lending of portfolio securities.

     INVESTMENT ADVISER: Martindale Andres & Company, Inc. (the "Adviser").

     DIVIDENDS: For the Treasury Money Market Fund, dividends from net income are declared daily and generally paid monthly. For the Government Securities Fund, dividends from net income are declared and generally paid monthly. Net realized capital gains, if any, are distributed at least annually for each of the Funds.

     DISTRIBUTOR: BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS").

                                   FEE TABLE

                                                                                    GOVERNMENT
                                                                TREASURY MONEY      SECURITIES
                                                                 MARKET FUND           FUND
                                                                --------------      -----------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)..........................         0%              3.00%
ESTIMATED ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees(1).............................................      0.00%              0.00%
12b-1 Fees.....................................................      None               None
Other Expenses(2)..............................................      0.54               0.50
                                                                     ----               ----
Estimated Total Fund Operating Expenses........................      0.54%              0.50%
                                                                     ====               ====

Example You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

                                                                     1 YEAR     3 YEARS
                                                                     ------     -------
        The Treasury Money Market Fund..............................  $ 6         $17
        The Government Securities Fund..............................  $35         $46

  The purpose of the above table is to assist a potential purchaser of Shares of either of the Funds in understanding the various costs and expenses that an investor in that Fund will bear directly or indirectly. Such expenses do not include any fees charged by the Adviser or any of its affiliates to its customer accounts which may have invested in Shares of the Funds. See "MANAGEMENT OF THE GROUP" and "GENERAL INFORMATION" for a more complete discussion of the annual operating expenses of the Funds. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.
---------------

(1) The Adviser has agreed with the Group to waive all of its investment advisory fees for each of the Funds through September 30, 1997. Absent such voluntary fee waivers, Management Fees and Estimated Total Fund Operating Expenses for the Treasury Money Market Fund would be 0.40% and 0.94%, respectively, and for the Government Securities Fund would be 0.60% and 1.10%, respectively.

(2) "Other Expenses" are estimated for the current fiscal year.

                            PERFORMANCE INFORMATION

  From time to time performance information for the Funds showing their average annual total return, seven-day yield, seven-day effective yield and/or 30-day yield may be presented in advertisements, sales literature and shareholder reports. SUCH PERFORMANCE FIGURES ARE BASED ON HISTORICAL PERFORMANCE AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Average annual total return will be calculated for the period since commencement of operations for the applicable Fund and will reflect the imposition of the maximum sales charge, if any. Average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redeemable value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions), which figure is then annualized.

  The seven-day yield of the Treasury Money Market Fund refers to the income generated by an investment therein over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The seven-day effective yield is calculated similarly but, when annualized, the income earned by an investment in the Treasury Money Market Fund is assumed to be reinvested. The seven-day effective yield is slightly higher than the seven-day yield because of the compounding effect of this assumed reinvestment. The Treasury Money Market Fund may also present a 30-day yield which is calculated similarly to the sevenday yield but instead refers to a 30-day period rather than a seven-day period.

  Yield for the Government Securities Fund will be computed by dividing the Government Securities Fund's net investment income per share earned during a recent one-month period by that Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result. The Government Securities Fund may also present its average annual total return and yield excluding the effect of a sales charge.

  The Government Securities Fund has been initially funded by the transfer of all of the assets of multiple corrresponding collective investment funds and common trust funds managed by the Adviser (collectively, the "CIFs"). Because the management of the Government Securities Fund is substantially the same as two of its corresponding CIFs, the quoted performance of the Government Securities Fund will include the performance of those CIFs for the periods prior to the effectiveness of the Group's registration statement as it relates to the Government Securities Fund. Such performance will be restated to reflect the estimated current fees of the Government Securities Fund. Such CIFs were not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and therefore were not subject to certain investment restrictions that are imposed by the 1940 Act. If the CIFs had been so registered, their performance might have been adversely affected.

  In addition, from time to time the Government Securities Fund may also present its distribution rate in supplemental sales literature and in shareholder reports, both of which must be accompanied or preceded by a prospectus. Distribution rates will be computed by dividing the distribution per share made by the Government Securities Fund over a twelve-month period by the maximum offering price per share at the end of that period. The calculation of income in the distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses, although the Government Securities Fund may also present a distribution rate excluding the effect of capital gains and/or a sales charge. The distribution rate differs from the yield because it includes capital gain dividends which are often non-recurring in nature, whereas yield does not include such items.

  Investors may also judge the performance of the Funds by comparing or referencing it to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and to data prepared by various services, which indices or data may be published by such services or by other services or publications. In addition to performance information, general information about the Funds that appears in such publications may be included in advertisements, sales literature and reports to Shareholders.

  Yield and total return are generally functions of market conditions, interest rates, types of investments held, and operating expenses. Consequently, current yields and total return will fluctuate and are not necessarily representative of future results. Any fees charged by Keystone or by any of its affiliates, including the Adviser, to its customer accounts which may have invested in Shares of the Funds will not be included in performance calculations; such fees, if charged, will reduce the actual performance from that quoted. In addition, if the Adviser or BISYS voluntarily reduces all or part of its fees for a Fund, as discussed below, the yield and total return for that Fund will be higher than they would otherwise be in the absence of such voluntary fee reductions.

                       INVESTMENT OBJECTIVES AND POLICIES

IN GENERAL

  The investment objective of the Treasury Money Market Fund is to seek current income with liquidity and stability of principal. The investment objectives for the Government Securities Fund are current income with preservation of capital as a secondary objective. The investment objectives of each Fund are non-fundamental policies and as such may be changed by the Group's Trustees without the vote of the Shareholders of that Fund. There can be no assurance that the investment objectives of either Fund will be achieved.

THE TREASURY MONEY MARKET FUND

  As a money market fund, the Treasury Money Market Fund invests exclusively in United States dollar-denominated instruments which the Trustees of the Group and the Adviser determine present minimal credit risks. All securities or instruments in which the Treasury Money Market Fund invests have or are deemed to have remaining maturities of 397 calendar days or less. The dollar-weighted average maturity of the securities in the Treasury Money Market Fund will not exceed 90 days.

  Subject to the above limitations, under normal market conditions, the Treasury Money Market Fund will invest at least 65% of its total assets in the following types of securities: direct obligations issued by the U.S. Treasury including bills, notes and bonds which differ from each other only in interest rates, maturities and times of issuance; U.S. Treasury securities that have been stripped of their unmatured interest coupons (which typically provide for interest payments semi-annually); interest coupons that have been stripped from such U.S. Treasury securities; receipts and certificates for such stripped debt obligations and stripped coupons (collectively, "Stripped Treasury Securities"); and in repurchase agreements backed by such securities. Stripped Treasury Securities will include (1) coupons that have been stripped from U.S. Treasury bonds, which may be held through the Federal Reserve Bank's book-entry system called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS") or through a program entitled "Coupon Under Book-Entry Safekeeping" ("CUBES").

  Treasury bills have maturities of one year or less; Treasury notes have maturities of one to ten years; and Treasury bonds generally have maturities of greater than ten years. Stripped

Treasury Securities are sold at a deep discount because the buyer of those securities receives only the right to receive a future fixed payment (representing principal or interest) on the security and does not receive any rights to periodic interest payments on the security. The Treasury Money Market Fund may engage in other investment techniques described below.

  The Treasury Money Market Fund may also invest up to 35% of its total assets in securities issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by the full faith and credit of the U.S. Treasury and in repurchase agreements backed by such securities. Such securities include those of the Government National Mortgage Association and the Export-Import Bank of the United States.

THE GOVERNMENT SECURITIES FUND

  Generally. Under normal market conditions, the Government Securities Fund will invest substantially all, but under such conditions in no event less than 65%, of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including variable and floating rate securities (collectively, "Government Obligations"), and in repurchase agreements backed by such securities. Under such market conditions, the Government Securities Fund expects to maintain an average portfolio duration of three to five years.

  A portion of the Government Securities Fund (but under normal market conditions no more than 35% of its total assets) may be invested in securities of other investment companies and in repurchase agreements for cash management purposes.

  The Government Securities Fund expects to invest in a variety of Government Obligations, differing in their interest rates, maturities, and times of issuance, including Stripped Treasury Securities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA") and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Government Securities Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

  Duration. The Government Securities Fund will attempt to limit its exposure to interest rate risk by maintaining a duration which, on a weighted average basis and under normal market conditions, will generally be less than five years. Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of "term to maturity" or "average dollar weighted maturity" as measures of "volatility" or "risk" associated with changes in interest rates. Duration incorporates a security's yield, coupon interest payments, final maturity and call features into one measure.

  Most debt obligations provide interest ("coupon") payments in addition to a final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.

  Traditionally, a debt security's "term-to-maturity" has been used as a measure of the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term-to-maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms to maturity of each debt security held with each maturity "weighted" according to the percentage of assets that its represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

  There are some situations where the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Adviser will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that the Government Securities Fund will at all times achieve its targeted portfolio duration.

  The change in market value of U.S. Government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are flat, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case). When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.

  While the Government Securities Fund intends to maintain an average portfolio duration of three to five years under normal market conditions, there is no limit as the maturity of any one security which the Government Securities Fund may purchase.

  Mortgage-Backed Securities. The securities in which the Government Securities Fund may invest include mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, such as GNMA, FNMA and FHLMC. Such mortgage-backed securities may have mortgage obligations directly backing such securities, including among others, conventional thirty year fixed rate mortgage obligations, graduated payment mortgage obligations, fifteen year mortgage obligations and adjustable rate mortgage obligations. All of these mortgage obligations can be used to create pass-through securities. A passthrough security is created when mortgage obligations are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgage obligations is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage obligation prepays the remaining principal before the mortgage obligation's scheduled maturity date.

  As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgage obligations vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. In addition, prepayment rates will be used to determine a security's estimated average life and the Government Securities Fund's dollar-weighted average portfolio maturity. Accelerated prepayments have an adverse impact on yields for passthrough securities purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligations are repaid. The opposite is true for pass-through securities purchased at a discount. The Government Securities Fund may purchase mortgage-related securities at a premium or a discount. Reinvestment of principal payments may occur at higher or lower rates than the original yield on such securities. Due to the prepayment feature and the need to reinvest payments and prepayments of principal at current rates, mortgagerelated securities can be less effective than typical bonds of similar maturities at maintaining yields during periods of declining interest rates.

  Zero Coupon Securities. The Government Securities Fund may invest in zero coupon Government Obligations which are debt securities issued or sold at a discount from their face value which do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date (or cash payment date). The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit qualities. For further information regarding zero coupon securities, see "Additional General Tax Information" in the Statement of Additional Information.

  An increase in interest rates will generally reduce the value of the investments in the Government Securities Fund, and a decline in interest rates will generally increase the value of those investments, although as described above, some securities bear the risk of early prepayment. Depending upon the prevailing market conditions, the Adviser may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Adviser will consider many factors other than current yield, including the preservation of capital, maturity, and yield to maturity.

RISK FACTORS AND INVESTMENT TECHNIQUES

  Like any investment program, an investment in either Fund entails certain risks. Since the Government Securities Fund invests in bonds, investors in the Government Securities Fund are exposed to bond market risk, i.e., fluctuations in the market value of bonds. Bond prices are influenced primarily by changes in the level of interest rates. When interest rates rise, the prices of bonds generally fall; conversely, when interest rates fall, bond prices generally rise although certain types of bonds are subject to the risks of prepayment as described above when interest rates fall. There have been in the recent past extended periods of cyclical increases in interest rates that have caused significant declines in bond prices and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate term securities into longer term securities (the prices of which generally are more volatile).

  Depending upon the performance of the Government Securities Fund's investments, the net asset value per share of the Government Securities Fund may decrease instead of increase. The Group will attempt to maintain the net asset value per share of the Treasury Money Market Fund at $1.00, but there can be no assurance that it will be able to do so.

  Each Fund may invest in certain variable or floating rate securities and the Government Securities Fund may invest in mortgage-backed securities as described above. Such instruments may be considered to be "derivatives." A derivative is generally defined as an instrument whose value is based upon, or derived from, some underlying index, reference rate (e.g., interest rates), security, commodity or other asset. There is no limit as to the portion of a Fund's portfolio that may be invested in any such derivatives at any one time.

  Variable and Floating Rate Securities. Securities purchased by the Funds may include variable and floating rate obligations. A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value or amortized cost, as the case may be. A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value or amortized cost, as the case may be.

  In the event the interest rate of a variable or floating rate obligation is established by reference to an index or an interest rate that may from time to time lag behind other market interest rates, there is the risk that the market value of such obligation, on readjustment of its interest rate, will not approximate its par value or amortized cost, as the case may be.

  Repurchase Agreements. Securities held by each Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities, in exchange for cash, from banks and/or registered broker-dealers which the Adviser deems creditworthy under guidelines approved by the Group's Board of Trustees. The seller agrees to repurchase such securities at a mutually agreed date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Securities subject to repurchase agreements must be of the same type and quality as those in which such Fund may invest directly. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940, as amended (the "1940

Act"). For further information about repurchase agreements and the related risks, see "INVESTMENT OBJECTIVES AND POLICIES--Additional Information on Portfolio Instruments--Repurchase Agreements" in the Statement of Additional Information.

  Reverse Repurchase Agreements. Each Fund may borrow funds by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as Government Obligations consistent with such Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which such Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act and therefore a form of leverage. A Fund may experience a negative impact on its net asset value if interest rates rise during the term of a reverse repurchase agreement. The Funds generally will invest the proceeds of such borrowings only when such borrowings will enhance the Fund's liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. For further information about reverse repurchase agreements, see "INVESTMENT OBJECTIVE AND POLICIES--Additional Information on Portfolio Instruments--Reverse Repurchase Agreements" in the Statement of Additional Information.

  Except as otherwise disclosed to the Shareholders of the Funds, the Group will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, BISYS, or their affiliates, and will not give preference to the Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

  Short Sales. The Government Securities Fund will from time to time sell securities short. Short sales are effected when the Adviser believes that the price of a particular security will decline, and involves the sale of a security which the Government Securities Fund does not own in the hope of purchasing the same security at a later date at a lower price. When the Government Securities Fund sells a security short, it will borrow the same security from a broker or other institution to complete the sale. The Government Securities Fund may make a profit or incur a loss depending upon whether the market price of the security sold short decreases or increases between the date of the short sale and the date on which the Government Securities Fund must replace the borrowed security. An increase in the value of a security sold short by the Government Securities Fund over the price at which it was sold short will result in a loss to the Government Securities Fund, and there can be no assurance that the Government Securities Fund will be able to close out the position at any particular time or at an acceptable price.

  All short sales must be fully collateralized, and the Government Securities Fund will not sell securities short if, immediately after and as a result of the sale, the value of all securities sold short by the Government Securities Fund exceeds 25% of its total assets.

  Securities Lending. In order to generate additional income, each Fund may, from time to time, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities. A Fund must receive 100% collateral in the form of cash or U.S. Government securities. This collateral will be valued daily by the Adviser. Should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest received on such securities. Loans are subject to termination by a Fund or the borrower at any time. While a Fund does not have the right to vote securities on loan, each Fund intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower would default in its obligations, a Fund bears the risk of delay in recovery of the portfolio securities and the loss of rights in the collateral. A Fund will enter into loan agreements only with broker-dealers, banks, or other institutions that the Adviser has determined are creditworthy under guidelines established by the Group's Board of Trustees. Neither Fund will lend more than 33% of the total value of its portfolio securities at any one time.

  When-Issued or Delayed-Delivery Securities. Each Fund may purchase securities on a when-issued or delayed-delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. Each Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with and in furtherance of its investment objectives and policies, not for investment leverage, although such transactions represent a form of leveraging. When-issued or delayed-delivery securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. A Fund will generally not pay for such securities or start earning interest or dividends on them until they are received on the settlement date. When a Fund agrees to purchase such securities, however, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Securities purchased on a when-issued or delayed-delivery basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller's failure to do so may cause that Fund to miss a price or yield considered to be advantageous.

  Investment Company Securities. Each Fund may also invest in the securities of other investment companies in accordance with the limitations of the 1940 Act and any exemptions therefrom. Each Fund intends to invest, for purposes of short-term cash management, in money market mutual funds which invest in the same securities in which such Fund may invest. A Fund will incur additional expenses due to the duplication of fees and expenses as a result of investing in mutual funds. Additional restrictions on the Funds' investments in the securities of other mutual funds are contained in the Statement of Additional Information.

                            INVESTMENT RESTRICTIONS

  Each Fund is subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding Shares of that Fund (as defined under "GENERAL INFORMATION--Miscellaneous" herein). Each Fund will not:

       1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

       2. Purchase any securities which would cause more than 25% of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government, its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

       3. Borrow money or issue senior securities except that the Fund may enter into reverse repurchase agreements and may otherwise borrow money or issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder. So long as the Treasury Money Market Fund's borrowings, including reverse repurchase agreements and dollar roll agreements, exceed 5% of such Fund's total assets, the Fund will not acquire any portfolio securities.

       4. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

  The following additional investment restriction may be changed without the vote of a majority of the outstanding Shares of the applicable Fund. Each Fund may not purchase or otherwise acquire any security if, as a result, more than 10% of its net assets, in the case of the Treasury Money Market Fund, or 15% of its net assets, in the case of the Government Securities Fund, would be invested in securities that are illiquid. For purposes of this investment restriction, illiquid securities include securities which are not readily marketable and repurchase agreements with maturities in excess of seven days.

                              VALUATION OF SHARES

  The net asset value of the Treasury Money Market Fund is determined and its Shares are priced as of 12:00 noon (Eastern time) and the close of regular trading on the New York Stock Exchange (the "Exchange") (generally 4:00 p.m. Eastern time) on each Business Day of the Treasury Money Market Fund. The net asset value of the Government Securities Fund is determined and its Shares are priced as of the close of regular trading on the Exchange (generally 4:00 p.m. Eastern time) on each Business Day of that Fund. The time or times at which the Shares of a Fund are priced are hereinafter referred to as the "Valuation Time" or "Valuation Times," as the case may be. A "Business Day" of a Fund is a day on which the Exchange is open for trading and any other day (other than a day on which no Shares of that Fund are tendered for redemption and no order to purchase any Shares of that Fund is received) during which there is sufficient trading in portfolio instruments such that the Fund's net asset value per share might be materially affected. The Exchange will not be open in observance of the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share for purposes of pricing purchases and redemptions is calculated by dividing the value of all securi-ties and other assets belonging to a Fund, less the liabilities charged to that Fund, by the number of that Fund's outstanding Shares.

  The net asset value per share for the Government Securities Fund will fluctuate as the value of the investment portfolio of the Government Securities Fund changes. The Trustees of the Group have set the initial price of the Government Securities Fund's Shares at $10 per share.

  The assets in the Treasury Money Market Fund are valued based upon the amortized cost method which the Trustees of the Group believe fairly reflects the market-based net asset value per share. Pursuant to the rules and regulations of the Commission regarding the use of the amortized cost method, the Treasury Money Market Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. Although the Group seeks to maintain the Treasury Money Market Fund's net asset value per share at $1.00, there can be no assurance that net asset value will not vary.

  The portfolio securities for the Government Securities Fund for which market quotations are readily available are valued based upon their current available prices in the principal market in which such securities normally are traded. Unlisted securities for which market quotations are readily available are valued at such market values. Other securities, including restricted securities and other securities for which market quotations are not readily available, and other assets are valued at fair value by the Adviser under procedures established by, and under the supervision of the Group's Board of Trustees. Securities may be valued by an independent pricing service approved by the Group's Board of Trustees. Investments in debt securities with remaining maturities of 60 days or less may be valued based upon the amortized cost method.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

  Shares of the Funds are sold on a continuous basis by the Group's distributor, BISYS (the "Distributor"). The principal office of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219. If you wish to purchase Shares, telephone the Group at (800) 766-3960.

PURCHASES OF SHARES

  Shares may be purchased through procedures established by the Distributor in connection with the requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by the Adviser, its affiliates or its correspondent entities (collectively, "Entities"). These procedures may include instructions under which a Customer's account is "swept" automatically no less frequently than weekly and amounts in excess of a minimum amount agreed upon by the Entity and the Customer are invested by the Distributor in Shares of a particular Fund, depending upon the type of the Customer's account and/or the instructions of the Customer.

  Shares of the Funds sold to the Entities acting in a fiduciary, advisory, custodial, agency, or other similar capacity on behalf of Customers will normally be held of record by the Entities. With respect to Shares of the Funds so sold, it is the responsibility of the particular Entity to transmit purchase or redemption orders to the Distributor and to deliver federal funds for purchase on a timely basis. Beneficial ownership of Shares will be recorded by the Entities and reflected in the account statements provided by the Entities to Customers.

  Investors may also purchase Shares of either Fund by completing and signing an Account Registration Form and mailing it, together with a check (or other negotiable bank draft or money order) in at least the minimum initial purchase amount, payable to the appropriate

Fund, to The KeyPremier Funds, P.O. Box 182707, Columbus, Ohio 43218-2707. Subsequent purchases of Shares of that Fund may be made at any time by mailing a check (or other negotiable bank draft or money order) payable to the Group, to the above address.

  If an Account Registration Form has been previously received by the Group, investors may also purchase Shares by wiring funds to the Funds' custodian. Prior to wiring any such funds and in order to ensure that wire orders are invested promptly, investors must call the Group at (800) 766-3960 to obtain instructions regarding the bank account number into which the funds should be wired and other pertinent information.

  Shares of each Fund are purchased at the net asset value per share (see "VALUATION OF SHARES") next determined after receipt by the Distributor, its agents or broker-dealers with whom it has an agreement of an order in good form to purchase Shares plus any applicable sales charge as described below. Purchases of Shares of a Fund will be effected only on a Business Day (as defined in "VALUATION OF SHARES") of that Fund.

  An order to purchase Shares of the Treasury Money Market Fund will be deemed to have been received by the Distributor only when federal funds with respect thereto are available to the Treasury Money Market Fund's custodian for investment. Federal funds are monies credited to a bank's account with a Federal Reserve Bank. Payment for an order to purchase Shares of the Treasury Money Market Fund which is transmitted by federal funds wire will be available the same day for investment by the Treasury Money Market Fund's custodian, if received prior to the last Valuation Time (see "VALUATION OF SHARES"). Payments transmitted by other means (such as by check drawn on a member of the Federal Reserve System) will normally be converted into federal funds within two banking days after receipt. The Group strongly recommends that investors of substantial amounts use federal funds to purchase Shares. Shares of the Treasury Money Market Fund purchased before 12:00 noon, Eastern Time, begin earning dividends on the same Business Day. Shares of the Treasury Money Market Fund purchased after 12:00 noon, Eastern Time, begin earning dividends on the next Business Day. All Shares of the Treasury Money Market Fund continue to earn dividends through the day before their redemption.

  For an order for the purchase of Shares of the Government Securities Fund that is placed through a broker-dealer, the applicable public offering price will be the net asset value as so determined (plus any applicable sales charge), but only if the broker-dealer receives the order and transmits it to the Distributor prior to the Valuation Time for that day. The brokerdealer is responsible for transmitting such orders by the Valuation Time. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the net asset value determined as of the Valuation Time for the next Business Day.

MINIMUM INVESTMENT

  Except as otherwise discussed below under "Auto Invest Plan," the minimum investment is $1,000 for the initial purchase of Shares of either Fund by an investor and $25 for subsequent purchases of Shares of that Fund. The initial minimum investment amount is reduced to $250 for employees of the Adviser, Keystone or any of their affiliates.

  Depending upon the terms of a particular Customer's account, the Entities or their affiliates may charge a Customer account fees for automatic investment and other cash management services provided in connection with an investment in the Funds. Information concern-ing these services and any charges will be provided by the Entities. This Prospectus should be read in conjunction with any such information received from the Entities or their affiliates.

  The Group reserves the right to reject any order for the purchase of Shares in whole or in part, including purchases made with foreign checks and third party checks not originally made payable to the order of the investor.

  Every Shareholder will receive a confirmation of each new transaction in his or her account, which will also show the total number of Shares owned by the Shareholder and the number of Shares being held in safekeeping by the Transfer Agent for the account of the Shareholder. Reports of purchases and redemptions of Shares by Entities on behalf of their Customers will be sent by the Entities to their Customers. Shareholders may rely on these statements in lieu of certificates. Certificates representing Shares will not be issued.

AUTO INVEST PLAN

  The KeyPremier Funds Auto Invest Plan enables Shareholders to make regular monthly or quarterly purchases of Shares of the Funds through automatic deduction from their bank accounts, provided that the Shareholder's bank is a member of the Federal Reserve and the Automated Clearing House (ACH) system. With Shareholder authorization the Transfer Agent will deduct the amount specified (subject to the applicable minimums) from the Shareholder's bank account which will automatically be invested in Shares of the designated Fund at the public offering price next determined after receipt of payment by the Transfer Agent. The required minimum initial investment when opening an account using the Auto Invest Plan is $250; the minimum amount for subsequent investments is $25. To participate in the Auto Invest Plan, Shareholders should complete the appropriate section of the Account Registration Form or a supplemental sign-up form which can be acquired by calling the Group at (800) 766-3960. For a Shareholder to change the Auto Invest instructions, the request must be made in writing to the Group at: 3435 Stelzer Road, Columbus, Ohio 43219.

  The Group may eliminate or change the Auto Invest Plan at any time or from time to time without notice thereof.

KEYPREMIER INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

  A KeyPremier IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program. KeyPremier IRA contributions may be taxdeductible and earnings are tax deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

  All KeyPremier IRA distribution requests must be made in writing to the Distributor. Any deposits to a KeyPremier IRA must distinguish the type and year of the contributions.

  For more information on the KeyPremier IRAs call the Group at (800) 766-3960. Investment in Shares of the KeyPremier Pennsylvania Municipal Bond Fund or any other tax-exempt fund would not be appropriate for a KeyPremier IRA. Shareholders are advised to consult a tax adviser on KeyPremier IRA contribution and withdrawal requirements and restrictions.

IN-KIND PURCHASES

  Payment for Shares of either Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for that Fund as described in this Pro-spectus. For further information about this form of payment, contact the Adviser. In connection with an in-kind securities payment, the applicable Fund will require, among other things, that the securities be valued on the date of purchase in accordance with the pricing methods used by that Fund and that that Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form of transfer to the Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

  The Government Securities Fund has been initially funded by the transfer of all of the assets of two corresponding collective investment funds and two common trust funds managed by the Adviser.

SALES CHARGES

  The public offering price of Shares of the Government Securities Fund equals net asset value plus a sales charge in accordance with the table below. BISYS receives this sales charge as Distributor and reallows a portion of it as dealer discounts and brokerage commissions. However, the Distributor, in its sole discretion may pay certain dealers all or part of the portion of the sales charge it receives. The broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an "underwriter" for purposes of the Securities Act of 1933.

  There is no sales charge imposed by the Treasury Money Market Fund in connection with the purchase of its Shares.

                        SALES                         DEALER
                        CHARGE        SALES       DISCOUNTS AND
                          AS        CHARGE AS       BROKERAGE
      AMOUNT OF        % OF NET    % OF PUBLIC    COMMISSIONS AS
   TRANSACTION AT       AMOUNT      OFFERING       % OF PUBLIC
PUBLIC OFFERING PRICE  INVESTED       PRICE       OFFERING PRICE
---------------------  --------    -----------    --------------
Less than $100,000...    3.09%         3.00%           2.70%
$100,000 but less
  than $250,000......    2.56          2.50            2.25
$250,000 but less
  than $500,000......    2.04          2.00            1.80
$500,000 but less
  than $1,000,000....    1.52          1.50            1.35
$1,000,000 or more...       0             0               0

  From time to time dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers. The Distributor, at its expense, will also provide additional compensation to dealers in connection with sales of Shares of the Funds. Such compensation will include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Funds, and/or other dealersponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will also include the following types of non-cash compensation offered through sales contests: (1) vacation trips, including the provision of travel arrangements and lodging at luxury resorts at an exotic location, (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of the Income Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers,

Inc. None of the aforementioned compensation is paid for by the Funds or their Shareholders.

SALES CHARGE WAIVERS

  The Distributor will waive sales charges for the purchase of Shares of the Government Securities Fund by or on behalf of (1) purchasers for whom Keystone, the Adviser, one of their affiliates or another financial institution acts in a fiduciary, advisory, agency, custodial (other than individual retirement accounts), or similar capacity, (2) officers, trustees, directors, advisory board members, employees and retired employees (including spouses, children and parents of the foregoing) of Keystone, the Adviser, the Group, BISYS and any affiliated company thereof, (3) investors who purchase Shares with the proceeds from a distribution from the Adviser, Keystone or an affiliate trust or agency account, (4) brokers, dealers and agents who have a sales agreement with the Distributor, and their employees (and their spouses and children under 21, and (5) investment advisers or financial planners regulated by a federal or state governmental authority who are purchasing Shares for their own account or for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who charge a management, consulting or other fee for their services, and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of a broker or agent). The Distributor may change or eliminate the foregoing waivers at any time or from time to time without notice thereof. The Distributor may also periodically waive all or a portion of the sales charge for all investors with respect to the Government Securities Fund.

  In addition, the Distributor may waive sales charges for the purchase of the Government Securities Fund's Shares with the proceeds from the recent redemption of shares of a non-money market fund that imposes a sales charge. The purchase must be made within 60 days of the redemption, and the Distributor must be notified in writing by the investor, or by his financial institution, at the time the purchase is made. A copy of the investor's account statement showing such redemption must accompany such notice.

CONCURRENT PURCHASES

  For purposes of qualifying for a lower sales charge, investors have the privilege of combining concurrent purchases of the Government Securities Fund and one or more of the other funds of the Group sold with a sales charge and advised by the Adviser ("KeyPremier Load Funds"). For example, if a Shareholder concurrently purchases Shares in the Government Securities Fund at the total public offering price of $50,000 and Shares in The KeyPremier Established Growth Fund at the total public offering price of $50,000, the sales charge with respect to the Shares of the Government Securities Fund would be that applicable to a $100,000 purchase as shown in the table above. This privilege, however, may be modified or eliminated at any time or from time to time by the Group without notice thereof.

LETTER OF INTENT

  An investor may obtain a reduced sales charge by means of a written Letter of Intent which expresses the intention of such investor to purchase Shares of the Government Securities Fund at a designated total public offering price within a designated 13-month period. Each purchase of Shares under a Letter of Intent will be made at the net asset value plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent. A Letter of Intent may include purchases of Shares made not more than 90 days prior to the date such investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. This program may be modified or eliminated at any time or from time to time by the Group without notice. For further information about letters of intent, interested investors should contact the Group at (800) 766-3960.

  A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Shares actually purchased if the full amount indicated is not purchased, and such escrowed Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Shares, whether paid in cash or reinvested in additional Shares, are not subject to escrow. The escrowed Shares will not be available for disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. An adjustment will be made to reflect any reduced sales charge applicable to Shares purchased during the 90-day period prior to the date the Letter of Intent was entered into at the conclusion of the 13-month period and in the form of additional Shares credited to the Shareholder's account at the then current public offering price applicable to a single purchase of the total amount of the total purchases. Additionally, if the total purchases within the 13-month period exceed the amount specified, a similar adjustment will be made to reflect further reduced sales charges applicable to such purchases, if any.

RIGHT OF ACCUMULATION

  Pursuant to the right of accumulation, investors are permitted to purchase Shares of the Government Securities Fund at the public offering price applicable to the total of (a) the total public offering price of the Shares of the KeyPremier Load Fund then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's combined holdings of the Shares of all KeyPremier Load Funds. The "purchaser's combined holdings" described in the preceding sentence shall include the combined holdings of the purchaser, the purchaser's spouse and children under the age of 21 and the purchaser's retirement plan accounts. To receive the applicable public offering price pursuant to the right of accumulation, Shareholders must, at the time of purchase, give the Transfer Agent sufficient information to permit confirmation of qualification. This right of accumulation, however, may be modified or eliminated at any time or from time to time by the Group without notice.

EXCHANGE PRIVILEGE

  Shares of the Government Securities Fund may be exchanged for Shares of the Treasury Money Market Fund or The KeyPremier Prime Money Market Fund or any other KeyPremier Load Fund at respective net asset values if the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized. When shares of the Treasury Money Market Fund or The KeyPremier Prime Money Market Fund are exchanged for Shares of the Government Securities Fund or other KeyPremier Load Fund, the applicable sales load will be assessed, unless such shares to be exchanged were acquired through a previous exchange for shares on which a sales charge was paid. Under such circumstances, the Shareholder must notify the Group that a sales charge was originally paid and provide the Group with sufficient information to permit confirmation of the Shareholder's right not to pay a sales charge.

  An exchange is considered a sale of Shares for federal income tax purposes. However, a Shareholder may not include any sales charge on Shares of the Government Securities Fund as a part of the cost of those Shares for purposes of calculating the gain or loss realized on an exchange of those Shares within 90 days of their purchase.

  The Group may at any time modify or terminate the foregoing exchange privileges. The Group, however, will give Shareholders 60 days' advance written notice of any such modification.

  A Shareholder wishing to exchange his or her Shares may do so by contacting the Group at (800) 766-3960 or by providing written instructions to the Group. Any Shareholder who wishes to make an exchange should obtain and review the current prospectus of the fund in which he or she wishes to invest before making the exchange. For a discussion of risks associated with unauthorized telephone exchanges, see "Redemption by Telephone" below.

REDEMPTION OF SHARES

  Shares may ordinarily be redeemed by mail or by telephone. However, all or part of a Customer's Shares may be redeemed in accordance with instructions and limitations pertaining to his or her account at an Entity. For example, if a Customer has agreed with an Entity to maintain a minimum balance in his or her account with the Entity, and the balance in that account falls below that minimum, the Customer may be obliged to redeem, or the Entity may redeem on behalf of the Customer, all or part of the Customer's Shares of a Fund to the extent necessary to maintain the required minimum balance.

Redemption by Mail

  A written request for redemption must be received by the Group, at the address shown on the front page of this Prospectus, in order to honor the request. The Transfer Agent will require a signature guarantee by an eligible guarantor institution. The signature guarantee requirement will be waived if the following conditions apply: (1) the redemption check is payable to the Shareholder(s) of record, and (2) the redemption check is mailed to the Shareholder(s) at the address of record or mailed or wired to a commercial bank account previously designated on the Account Registration Form. There is no charge for having redemption proceeds mailed to a designated bank account. To change the address to which a redemption check is to be mailed, a written request therefor must be received by the Transfer Agent. In connection with such request, the Transfer Agent will require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.

Redemption by Telephone

  If a Shareholder has so designated on the Account Registration Form, a Shareholder may request a redemption of his or her Shares by telephoning the Group and having the payment of redemption proceeds sent electronically directly to a domestic commercial bank account previously designated by the Shareholder on the Account Registration Form. A shareholder may also have such payment mailed directly to the Shareholder at the Shareholder's address as recorded by the Transfer Agent. However, this option may be suspended for a period of 30 days following a telephonic address change. Under most circumstances, such payments will be transmitted on the next Business Day following receipt of a valid request for redemption. The Group may reduce the amount of a wire redemption payment by the then-current wire redemption charge of the Funds' custodian. There is currently no charge for having payment of redemption requests mailed or sent electronically to a designated bank account. For telephone redemptions, call the Group at (800) 766-3960.

  Neither the Group, the Funds nor their service providers will be liable for any loss, damages, expense or cost arising out of any telephone redemption effected in accordance with the Group's telephone redemption procedures, acting upon instructions reasonably believed to be genuine. The Group will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed, the Group, the Funds or their service providers may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verification of account name and account number or tax identification number, and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary adverse conditions, Shareholders are unable to effect telephone transactions, Shareholders may also mail the redemption request to the Group at the address shown on the front page of this Prospectus.

AUTO WITHDRAWAL PLAN

  The Auto Withdrawal Plan enables Shareholders of a Fund, with an account balance in such Fund of $5,000 or more, to make regular monthly or quarterly redemptions of Shares. With Shareholder authorization, the Transfer Agent will automatically redeem Shares at the net asset value on the dates of the withdrawal and have a check in the amount specified mailed to the Shareholder. The required minimum withdrawal is $50 monthly. To participate in the Auto Withdrawal Plan, Shareholders should call (800) 766-3960 for more information. Purchases of additional Shares, including use of the Auto Invest Plan described above, concurrent with withdrawals may be disadvantageous to certain Shareholders because of tax liabilities and sales charges. For a Shareholder to change the Auto Withdrawal instructions, the request must be made in writing to the Group.

PAYMENTS TO SHAREHOLDERS

  Redemption orders are effected at the net asset value per share next determined after the Shares are properly tendered for redemption, as described above. Payment to Shareholders for Shares redeemed will be made within seven days after receipt by the Distributor of the request for redemption. However, to the greatest extent possible, the Treasury Money Market Fund will attempt to honor requests from Shareholders for same day payments upon redemption of Shares if the request for redemption is received by the Distributor before 12:00 noon, Eastern Time, on a Business Day or, if the request for redemption is received after 12:00 noon, Eastern Time, to honor requests for payment on the next Business Day. With respect to the Government Securities Fund, to the greatest extent possible, such Fund will attempt to honor requests from Shareholders for next day payments upon redemption of Shares if the request for redemption is received by the Distributor before the Valuation Time on a Business Day or, if the request for redemption is received after the Valuation Time, to honor requests for payment on the second Business Day. The Funds will attempt to so honor redemption requests unless it would be disadvantageous to that Fund or its Shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

  At various times, the Group may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the Group may delay the forwarding of proceeds for up to 15 days or more until payment has been collected for the purchase of such Shares. The Group intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, the Group may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

  Due to the relatively high cost of handling small investments, the Group reserves the right to redeem, at net asset value, the Shares of a Fund of any Shareholder if, because of redemptions of Shares by or on behalf of the Shareholder (but not as a result of a decrease in the market price of such Shares, the deduction of any sales charge or the establishment of an account with less than $1,000 using the Auto Invest Plan), the account of such Shareholder has a value of less than $1,000 ($250 if the Shareholder is an employee of the Adviser or one of its affiliates). Accordingly, an investor purchasing Shares of a Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems some of his or her Shares. Before the Group exercises its right to redeem such Shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the Shares in his or her account is less than the minimum amount and will be allowed at least 60 days to make an additional investment in an amount which will increase the value of the account to at least $1,000 ($250 if the Shareholder is an employee of the Adviser or one of its affiliates).

  See "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION" in the Statement of Additional Information for examples of when the Group may suspend the right of redemption or redeem shares involuntarily in light of the Group's responsibilities under the 1940 Act.

CHECK-WRITING REDEMPTION PROCEDURE

  The Transfer Agent will provide any Shareholder of the Treasury Money Market Fund who so requests with a supply of checks, imprinted with the Shareholder's name, which may be drawn against the Treasury Money Market Fund's account maintained by The Bank of New York (the "Bank"), for redemption of Fund Shares. These checks may be made payable to the order of any person in any amount not less than $500. To participate in this procedure, an investor must complete the Check-Writing Redemption Form available from the Transfer Agent. When a check is presented to the Bank for payment, the Transfer Agent (as the Shareholder's agent) will cause the Treasury Money Market Fund to redeem sufficient Shares in the Shareholder's account to cover the amount of the check. Shares continue earning daily dividends until the day on which the check is presented to the Bank for payment. Cancelled checks will be returned to the Shareholder. Due to the delay caused by the requirement that redemptions be priced at the next computed net asset value, the Bank will only accept for payment checks presented through normal bank clearing channels. Shareholders should not attempt to withdraw the full amount of an account or to close out an account by using this procedure.

  No charge will be made to a Shareholder for participation in the check-writing redemption procedure or for the clearance of any checks. However, a Shareholder's account may be subject to charges for copies, returned checks and/ or returned items of deposit.

  In order to stop payment on a check, the Shareholder must notify the Group in writing before the check has been presented to the Bank for payment. A charge may be deducted from the Shareholder's account for each stop payment order.

                              DIVIDENDS AND TAXES

DIVIDENDS

  The net income of the Treasury Money Market Fund is declared daily and such dividends are generally paid monthly. A dividend for the Government Securities Fund is declared monthly at the close of business on the day of declaration consisting of an amount of accumulated undistributed net income of the Government Securities Fund as determined necessary or appropriate by the appropriate officers of the Group. Such dividend is generally paid monthly. Shareholders of both Funds will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares of the appropriate Fund at the net asset value as of the date of payment, unless the Shareholder elects to receive dividends or distributions in cash. Such election, or any revocation thereof, must be made in writing to the Transfer Agent at 3435 Stelzer Road, Columbus, Ohio 43219, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent.

  Distributable net realized capital gains, if any, for the Funds are distributed at least annually. Dividends are paid in cash not later than seven Business Days after a Shareholder's complete redemption of his or her Shares in a Fund.

  If a Shareholder elects to receive distributions in cash, and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the Shareholder's cash election will be changed automatically and future dividend and capital gains distributions will be reinvested in the applicable Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in that Fund at the per share net asset value determined as of the date of cancellation.

FEDERAL TAXES

  Each Fund is treated as a separate entity for federal income tax purposes and intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code") for so long as such qualification is in the best interest of such Fund's Shareholders. Qualification as a regulated investment company under the Code requires, among other things, that the regulated investment company distribute to its shareholders at least 90% of its investment company taxable income. Each Fund contemplates declaring as dividends all or substantially all of its investment company taxable income (before deduction of dividends paid).

  A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of having a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. If distributions during a calendar year were less than the required amount, that Fund would be subject to a nondeductible 4% excise tax on the deficiency.

  It is expected that each Fund will distribute annually to its Shareholders all or substantially all of such Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to Shareholders for federal income tax purposes, even if paid in additional Shares of that Fund and not in cash. Since all of each Fund's net investment income is expected to be derived from earned interest and short-term capital gains, it is anticipated that no part of any distribution from the Funds will be eligible for the dividends received deduction for corporations.

  Distribution by a Fund of the excess of net long-term capital gain, if any, over net short-term capital loss is taxable to Shareholders as long-term capital gain in the year in which it is received, regardless of how long the Shareholder has held the Shares. Such distributions are not eligible for the dividends received deduction.

  If the net asset value of a Share is reduced below the Shareholder's cost of that Share by the distribution of income or gain realized on the sale of securities, the distribution, from a practical stand point, is a return of invested principal, although taxable as described above.

  Prior to purchasing Shares of the Government Securities Fund, the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but have not been paid, should be carefully considered. Any such dividends or capital gains distributions paid shortly after a purchase of Shares prior to the record date will have the effect of reducing the per share net asset value of the Shares by the amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital, is subject to tax.

STATE TAXES

  Even though a portion of distributions of net income by the Treasury Money Market Fund to its Shareholders will be attributable to interest on U.S. Treasury obligations, which may be exempt from state or local tax if received directly by a Shareholder, Shareholders of the Treasury Money Market Fund may be subject to state and local taxes with respect to their ownership of Shares or their receipt of distributions from the Treasury Money Market Fund. In addition, to the extent Shareholders receive distributions of income attributable to investments in repurchase agreements by the Treasury Money Market Fund, such distributions may also be subject to state or local taxes.

GENERAL

  Additional information regarding federal taxes is contained in the Statement of Additional Information under the heading "ADDITIONAL INFORMATION--Additional General Tax Information." However, the information contained in this Prospectus and the additional material in the Statement of Additional Information are only brief summaries of some of the important tax considerations generally affecting the Funds and their Shareholders. Accordingly, potential investors are urged to consult their own tax advisers concerning the application of federal, state and local taxes as such laws and regulations affect their own tax situation.

  Shareholders will be advised at least annually as to the federal income tax consequences of distributions made to them during the year.

                            MANAGEMENT OF THE GROUP

TRUSTEES OF THE GROUP

  Overall responsibility for management of the Group rests with its Board of Trustees. Unless so required by the Group's Declaration of Trust or By-Laws or by Ohio law, at any given time all of the Trustees may not have been elected by the shareholders of the Group. The Group will be managed by the Trustees in accordance with the laws of Ohio governing business trusts. The Trustees, in turn, elect the officers of the Group to supervise its day-to-day operations.

  The Trustees of the Group receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of BISYS Fund Services, Inc., the sole general partner of BISYS, or BISYS receives any compensation from the Group for acting as a Trustee of the Group. The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. BISYS receives fees from each

Fund for acting as Administrator, may receive fees under the Administrative Services Plan discussed below and may retain all or a portion of any sales load imposed upon purchases of Shares. BISYS Fund Services, Inc. receives fees from each Fund for acting as Transfer Agent and for providing certain fund accounting services.

INVESTMENT ADVISER

  Martindale Andres & Company, Inc., Four Falls Corporate Center, Suite 200, West Conshohocken, Pennsylvania 19428, is the investment adviser of each Fund and has served as such since each Fund's inception. The Adviser is a wholly owned subsidiary of Keystone Financial, Inc., 1 Keystone Plaza, Harrisburg, Pennsylvania 17101 ("Keystone"). The Adviser was organized in 1989 and was acquired by Keystone in December 1995. Except with respect to the other KeyPremier Funds, the Adviser has not previously served as the investment adviser to a registered open-end management investment company. However, the Adviser has managed since its founding the investment portfolio of high net worth individuals, endowments, pension and common trust funds. The Adviser currently has over $960 million under management.

  Subject to the general supervision of the Board of Trustees of the Group and in accordance with the investment objectives and restrictions of each Fund, the Adviser manages each Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains each Fund's records relating to such purchases and sales.

  Mr. James H. Somers is primarily responsible for the day-today management of each Fund's portfolio. Mr. Somers joined the Adviser as a portfolio manager in September, 1995. From 1991 to September, 1995, Mr. Somers was president and owner of his own money management firm. Prior thereto and for five years he was a Vice President of Kidder Peabody & Company in New York.

  For the services provided and expenses assumed pursuant to its Investment Advisory Agreement with the Group, the Adviser receives a fee from the Treasury Money Market Fund, computed daily and paid monthly, at the annual rate of forty one-hundredths of one percent (.40%) of such Fund's average daily net assets. With respect to the Government Securities Fund, the Adviser receives a fee from such Fund, computed daily and paid monthly, at the annual rate of sixty one-hundredths of one percent (.60%) of such Fund's average daily net assets.

  The Adviser may periodically voluntarily reduce all or a portion of its advisory fee with respect to one or more of the Funds to increase the net income of that Fund available for distribution as dividends. The Adviser may not seek reimbursement of such voluntarily reduced fees after the end of the fiscal year in which the fees were reduced. The reduction of such fee will cause the yield and total return of that Fund to be higher than they would otherwise be in the absence of such a reduction.

ADMINISTRATOR AND DISTRIBUTOR

  BISYS is the administrator for each Fund and also acts as the Funds' principal underwriter and distributor (the "Administrator" or the "Distributor," as the context indicates). BISYS and its affiliated companies, including BISYS Fund Services, Inc., are wholly owned by The BISYS Group, Inc., a publicly-held company which is a provider of information processing, loan servicing and 401(k) administration and recordkeeping services to and through banking and other financial organizations.

  The Administrator generally assists in all aspects of each Fund's administration and operation. For expenses assumed and services provided as administrator pursuant to its management and administration agreement with the Group, the Administrator receives a fee from each Fund, computed daily and paid periodically, calculated at an annual rate of eleven and one-half one-hundredths of one percent (.115%) of that Fund's average daily net assets. The Administrator may periodically voluntarily reduce all or a portion of its administration fee with respect to one or more of the Funds to increase the net income of that Fund available for distribution as dividends. The Administrator may not seek reimbursement of such reduced fees after the end of the fiscal year in which the fees were reduced. The voluntary reduction of such fee will cause the yield and total return of that Fund to be higher than they would otherwise be in the absence of such a fee reduction.

  The Distributor acts as agent for the Funds in the distribution of their Shares and, in such capacity, solicits orders for the sale of Shares, advertises, and pays the costs of advertising, office space and its personnel involved in such activities. The Distributor receives no compensation under its Distribution Agreement with the Group, but may retain all or a portion of any sales charge imposed upon the purchase of Shares. See "HOW TO PURCHASE AND REDEEM SHARES--Sales Charges."

EXPENSES

  The Adviser and the Administrator each bear all expenses in connection with the performance of their services as investment adviser and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for the Funds. Each Fund will bear the following expenses relating to its operations: organizational expenses, taxes, interest, any brokerage fees and commissions, fees and expenses of the Trustees of the Group, Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to the Fund's current shareholders, outside auditing and legal expenses, advisory fees, fees and out-of-pocket expenses of the custodian, fund accountant and Transfer Agent, costs for independent pricing services, certain insurance premiums, costs of maintenance of the Group's existence, costs of shareholders' reports and meetings, expenses incurred under the Administrative Services Plan described below and any extraordinary expenses incurred in the Fund's operation.

ADMINISTRATIVE SERVICES PLAN

  The Group has adopted an Administrative Services Plan (the "Services Plan") pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions (each a "Service Organization"), which may include the Adviser, Entities, and BISYS, which agree to provide certain ministerial, record keeping and/or administrative support services for their customers or account holders (collectively, "customers") who are the beneficial or record owner of Shares of that Fund. In consideration for such services, a Service Organization receives a fee from each Fund, computed daily and paid monthly, at an annual rate of up to .25% of the average daily net asset value of Shares of that Fund owned beneficially or of record by such Service Organization's customers for whom the Service Organization provides such services.

  The servicing agreements adopted under the Services Plan (the "Servicing Agreements") require the Service Organizations receiving such compensation to perform certain ministerial, record keeping and/or administrative support services with respect to the beneficial or record owners of Shares of the Funds, such as processing dividend and distribution payments from the Funds on behalf of customers, providing periodic statements to customers showing their positions in the Shares of the Funds, providing sub-accounting with respect to Shares beneficially owned by such customers and providing customers with a service that invests the assets of their accounts in Shares of the Funds pursuant to specific or pre-authorized instructions. As of the date hereof, no such servicing agreements have been entered into by the Group on behalf of either Fund.

BANKING LAWS

  The Adviser believes that it possesses the legal authority to perform the investment advisory services for each Fund contemplated by its investment advisory agreement with the Group, as described in this Prospectus, without violation of applicable banking laws and regulations, and has so represented in its investment advisory agreement with the Group. Future changes in Federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could change the manner in which the Adviser could continue to perform such services for the Funds. See "MANAGEMENT OF THE GROUP--Glass-Steagall Act" in the Statement of Additional Information for further discussion of applicable law and regulations.

                              GENERAL INFORMATION

DESCRIPTION OF THE GROUP AND ITS SHARES

  The Group was organized as an Ohio business trust on April 25, 1988. The Group consists of nineteen funds, each having its own class of shares. Each share represents an equal proportionate interest in a fund with other shares of the same fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the fund as are declared at the discretion of the Trustees (see "Miscellaneous" below). The other funds of the Group are The KeyPremier Prime Money Market Fund, The KeyPremier Pennsylvania Municipal Bond Fund, The KeyPremier Established Growth Fund, The KeyPremier Intermediate Term Income Fund, The KeyPremier Aggressive Growth Fund, 1st Source Monogram U.S. Treasury Obligations Money Market Fund, 1st Source Monogram Diversified Equity Fund, 1st Source Monogram Income Equity Fund, 1st Source Monogram Special Equity Fund, 1st Source Monogram Income Fund, 1st Source Monogram Intermediate Tax-Free Bond Fund, Riverside Capital Money Market Fund, Riverside Capital Value Fund, Riverside Capital Fixed Income Fund, Riverside Capital Growth Fund, Riverside Capital Tennessee Municipal Obligations Fund and Riverside Capital Low Duration Government Securities Fund.

  Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested, and will vote in the aggregate and not by fund except as otherwise expressly required by law. For example, Shareholders of the Government Securities Fund will vote in the aggregate with other shareholders of the Group with respect to the election of Trustees. However, Shareholders of that Fund will vote as a fund, and not in the aggregate with other shareholders of the Group, for purposes of approval or amendment of the Government Securities Fund's investment advisory agreement.

  Overall responsibility for the management of each Fund is vested in the Board of Trustees of the Group. See "MANAGEMENT OF THE GROUP--Trustees of the Group." Individual Trustees are elected by the shareholders of the Group, although Trustees may, under certain circumstances, fill vacancies, including vacancies created by expanding the size of the Board. Trustees may be removed by the Board of Trustees or shareholders in accordance with the provisions of the Declaration of Trust and By-Laws of the Group and Ohio law. See "ADDITIONAL INFORMATION--Miscellaneous" in the Statement of Additional Information for further information.

  An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of

Trust, the investment advisory agreement or a Fund's fundamental policies and to satisfy certain other requirements. To the extent that such a meeting is not required, the Group does not intend to have an annual or special meeting of shareholders.

  The Group has represented to the Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Group. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Group), by majority vote, has the power to remove one or more Trustees.

  Immediately prior to the public offering of the Funds' Shares, BISYS Fund Services Ohio, Inc. was the sole shareholder of each Fund. It is expected that immediately after the public offering of the Funds' Shares, BISYS Fund Services Ohio, Inc.'s holding of Shares of each Fund will be reduced below 5%.

CUSTODIAN

  The Bank of New York serves as the custodian for each Fund.

TRANSFER AGENCY AND FUND ACCOUNTING SERVICES

  BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the Funds' transfer agent pursuant to a Transfer Agency Agreement with the Group and receives a fee for such services. BISYS Fund Services, Inc. also provides certain accounting services for the Funds pursuant to a Fund Accounting Agreement and receives a fee from each Fund for such services equal to the greater of (a) a fee computed at an annual rate of 0.03% of that Fund's average daily net assets or (b) the annual fee of $30,000. See "MANAGEMENT OF THE GROUP--Transfer Agency and Fund Accounting Services" in the Statement of Additional Information for further information.

MISCELLANEOUS

  Shareholders will receive unaudited semi-annual reports and annual reports audited by independent public accountants.

  As used in this Prospectus and in the Statement of Additional Information, "assets belonging to the fund" means the consideration received by a fund upon the issuance or sale of shares in the fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or amounts derived from any reinvestment of such proceeds, and any general assets of the Group not readily identified as belonging to a particular fund that are allocated to such fund by the Group's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. Determinations by the Board of Trustees of the Group as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to the Funds are conclusive.

  As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of a Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of that Fund.

  Inquiries regarding the Funds may be directed in writing to the Group at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free (800) 766-3960.

INVESTMENT ADVISER
Martindale Andres & Company, Inc.
Four Falls Corporate Center, Suite 200
West Conshohocken, Pennsylvania 19428

ADMINISTRATOR AND DISTRIBUTOR
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Baker & Hostetler LLP
65 East State Street
Columbus, Ohio 43215

AUDITORS
KPMG Peat Marwick LLP
Two Nationwide Plaza
Columbus, Ohio 43215

                               TABLE OF CONTENTS

                                        PAGE
                                        ----
PROSPECTUS SUMMARY....................    1
FEE TABLE.............................    3
PERFORMANCE INFORMATION...............    4
INVESTMENT OBJECTIVE AND POLICIES.....    5
INVESTMENT RESTRICTIONS...............   14
VALUATION OF SHARES...................   15
HOW TO PURCHASE AND REDEEM SHARES.....   16
DIVIDENDS AND TAXES...................   28
MANAGEMENT OF THE GROUP...............   31
GENERAL INFORMATION...................   34

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THEIR DISTRIBUTOR, BISYS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS OR BY BISYS IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.
                                      THE
                                   KEYPREMIER
                                 U.S. TREASURY
                                  OBLIGATIONS
                                  MONEY MARKET
                                      FUND

                                      THE
                                   KEYPREMIER
                                LIMITED DURATION
                                   GOVERNMENT
                                SECURITIES FUND

                             KEYPREMIER FUNDS (SM)

                                  MARTINDALE,
                             ANDRES & COMPANY, INC.
                               INVESTMENT ADVISER

                                   Prospectus
                             dated June     , 1997

                 The KeyPremier U.S. Treasury Money Market Fund
           The KeyPremier Limited Duration Government Securities Fund

                          Two Investment Portfolios of

                               THE SESSIONS GROUP


                      Statement of Additional Information

                                 June __, 1997

         This Statement of Additional Information is not a prospectus, but should be read in conjunction with the prospectus (the "Prospectus") of The KeyPremier U.S. Treasury Obligations Money Market Fund (the "Treasury Money Market Fund") and The KeyPremier Limited Duration Government Securities Fund (the "Government Securities Fund"), each dated as of the date hereof. The Treasury Money Market Fund and the Government Securities Fund are hereafter collectively referred to as the "Funds" and individually as a "Fund." The Funds are two of nineteen funds of The Sessions Group, an Ohio business trust (the "Group"). This Statement of Additional Information is incorporated in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing the Group at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free (800) 766-3960.

                               TABLE OF CONTENTS

                                                                                                               Page
                                                                                                               ----
         THE SESSIONS GROUP...................................................................................  B-1

         INVESTMENT OBJECTIVES AND POLICIES...................................................................  B-1

                  Additional Information on Portfolio Instruments.............................................  B-1
                  Investment Restrictions.....................................................................  B-7
                  Portfolio Turnover..........................................................................  B-9

         ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.......................................................  B-9

         NET ASSET VALUE...................................................................................... B-10

         MANAGEMENT OF THE GROUP.............................................................................. B-11

                  Trustees and Officers....................................................................... B-11
                  Investment Adviser.......................................................................... B-13
                  Portfolio Transactions...................................................................... B-15
                  Glass-Steagall Act.......................................................................... B-17
                  Administrator............................................................................... B-18
                  Distributor................................................................................. B-20
                  Administrative Services Plan................................................................ B-20
                  Custodian................................................................................... B-21
                  Transfer Agency and Fund Accounting Services................................................ B-21
                  Auditors.................................................................................... B-22
                  Legal Counsel............................................................................... B-23

         ADDITIONAL INFORMATION............................................................................... B-23

                  Description of Shares....................................................................... B-23
                  Vote of a Majority of the Outstanding Shares................................................ B-24
                  Additional General Tax Information.......................................................... B-24
                  30-Day Yield of the Government Securities Fund.............................................. B-28
                  Calculation of Total Return................................................................. B-28
                  Distribution Rates.......................................................................... B-29
                  Performance Comparisons..................................................................... B-29
                  Miscellaneous............................................................................... B-30

         APPENDIX.............................................................................................. A-1

                      STATEMENT OF ADDITIONAL INFORMATION

                               THE SESSIONS GROUP

         The Sessions Group (the "Group") is an open-end management investment company which currently offers nineteen separate investment portfolios. This Statement of Additional Information deals with two of those portfolios, the Treasury Money Market Fund and the Government Securities Fund, each of which is considered to be a diversified portfolio.

         Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Capitalized terms not defined herein are defined in the Prospectus. No investment in Shares of either Fund should be made without first reading the Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

Additional Information on Portfolio Instruments

         The following policies supplement the investment objectives and policies of the Funds as set forth in the respective Prospectus.

         U.S. Government Obligations. Each Fund may invest in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, although the Treasury Money Market Fund currently expects to invest only in those obligations which are backed by the full faith and credit of the U.S. Government. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

         Each Fund may also invest in the following types of U.S. Treasury securities: direct obligations issued by the U.S. Treasury including bills, notes and bonds which differ from each other only in interest rates, maturities and times of issuance; U.S. Treasury securities that have been stripped of their unmatured interest coupons (which typically provide for interest payments semi-annually); interest coupons that have been stripped from such U.S. Treasury securities; receipts and certificates for such stripped debt obligations and stripped coupons (collectively, "Stripped Treasury Securities"); and in repurchase agreements collateralized by such securities. Stripped Treasury Securities will include (1) coupons that have been stripped from U.S. Treasury bonds, which may be held through the Federal Reserve Bank's book-entry system called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS") or through a program entitled "Coupon Under Book-Entry Safekeeping" ("CUBES").

         Treasury bills have maturities of one year or less; Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years. Stripped Treasury Securities are sold at a deep discount because the buyer of those securities receives only the right to receive a future fixed payment (representing principal or interest) on the security and does not receive any rights to periodic interest payments on the security.

         Variable and Floating Rate Securities. Each Fund may acquire variable and floating rate securities, subject to such Fund's investment objectives, policies and restrictions. A variable rate security is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value or amortized cost, as the case may be. A floating rate security is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value or amortized cost, as the case may be.

         Mortgage-Backed and Asset-Backed Securities. The Government Securities Fund may, consistent with its investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

         Mortgage-backed securities, for purposes of the Prospectus and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. Although the mortgage-related securities are guaranteed by the U.S. Government or one of its agencies or instrumentalities, the market value of the security, which may fluctuate, is not so secured. If the Government Securities Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the security and lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return to the Government Securities Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Government Securities Fund will receive when these amounts are reinvested.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         Mortgage-backed securities have certain characteristics which are different from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Government Securities Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Government Securities Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.

         Mortgage-backed securities, like all fixed income securities, generally decrease in value as a result of increases in interest rates. In addition, although generally the value of fixed-income securities increases during periods of falling interest rates and, as stated above, decreases during periods of rising interest rates, as a result of prepayments and other factors, this is not always the case with respect to mortgage-backed securities.

         Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed rate mortgage loans will increase during a period of declining interest rates. Accordingly, amounts available for reinvestment by the Government Securities Fund are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Mortgage-backed securities generally decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment.

         When-Issued Securities. As discussed in the Prospectus, each Fund may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase securities on a "when-issued" basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, a Fund's custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of that Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of the Adviser to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceeded 25% of its total assets. Under normal market conditions, however, each Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of its total assets.

         When a Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in that Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous. Each Fund will engage in "when-issued" delivery transactions only for the purpose of acquiring portfolio securities consistent with such Fund's investment objectives and policies and not for investment leverage.

         Repurchase Agreements. Securities held by each Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from banks and registered broker-dealers which the Adviser deems creditworthy under guidelines approved by the Group's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). This requirement will be continually monitored by the Adviser. If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by such Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities. Securities subject to repurchase agreements will be held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

         Reverse Repurchase Agreements. As discussed in the Prospectus, each Fund may borrow funds by entering into reverse repurchase agreements in accordance with its investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities consistent with that Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which that Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act and therefore a form of leveraging.

         Short Sales. The Government Securities Fund will from time to time sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the Government Securities Fund does not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Government Securities Fund must borrow the security, and the Government Securities Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Government Securities Fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the Government Securities Fund's assets will as a matter of practice be invested in short sales.

         At any time that the Government Securities Fund has an open short sale position, the Government Securities Fund is required to segregate with its custodian (and to maintain such amount until the Government Securities Fund replaces the borrowed security) an amount of cash or U.S. Government securities or other high-grade liquid debt securities equal to the difference between (i) the current market value of the securities sold short and (ii) any cash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). As a result of these requirements, the Government Securities Fund will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or government securities while also being subject to the possibility of gain or loss from the securities sold short. The total amount of cash or U.S. Government securities deposited with the broker (not including the proceeds of the short sale) and segregated by the Government Securities Fund with the Government Securities Fund's custodian may not at any time be more than 25% of the Government Securities Fund's net assets. These deposits do not have the effect of limiting the amount of money the Government Securities Fund may lose on a short sale -- the Government

Securities Fund's possible losses may exceed the total amount to deposits.

         The Government Securities Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Government Securities Fund purchases the security to replace the borrowed security. The Government Securities Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest the Government Securities Fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that the former may be limitless while the latter can only equal the total amount of the Government Securities Fund's investment in the security. For example, if the Government Securities Fund purchases a $10 security, the most that can be lost is $10. However, if the Government Securities Fund sells a $10 security short, it may have to purchase the security for return to the lender when the market value is $50, thereby incurring a loss of $40.

         Securities of Other Investment Companies. Each Fund may invest in securities issued by other investment companies. Each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by such Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that such Fund bears directly in connection with its own operations. Investment companies in which the Funds may invest may also impose a distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by such Fund and, therefore, will be borne directly by shareholders of such Fund.

Investment Restrictions

         The Funds' investment objectives are non-fundamental policies and may be changed without a vote of the shareholders of the applicable Fund. In addition to the fundamental investment policies listed in the Prospectus, the following investment restrictions may be changed only by a vote of the majority of the outstanding Shares of a Fund (as defined under "ADDITIONAL INFORMATION - Vote of a Majority of the Outstanding Shares").

         In addition to the investment restrictions set forth in the Prospectus, each Fund may not:

         1. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities and except as may be necessary to make margin payments in connection with derivative securities transactions;

         2. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities;"

         3. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

         4. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of such Fund.

         The following additional investment restrictions may be changed without the vote of a majority of the outstanding Shares of the Funds. Each Fund may not:

         1. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and
(b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom; and

         2. Mortgage or hypothecate the Fund's assets in excess of one-third of such Fund's total assets.

         In addition, the Treasury Money Market Fund may not engage in any short sales. However, the Government Securities Fund may not engage in short sales of any securities at any time if, immediately after and as a result of the short sale, the market value of securities sold short by the Government Securities Fund would exceed 25% of the value of such Fund's total assets.

         If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities, repurchase agreements with maturities in excess of seven days and other instruments in such Fund which are not readily marketable to exceed the limit set forth in the Prospectus for its investment in illiquid securities, such Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, no Fund would be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.

Portfolio Turnover

         The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

         Because the Treasury Money Market Fund intends to invest substantially all of its assets in securities with maturities of less than one year and because the Commission requires such securities to be excluded from the calculation of portfolio turnover rate, the portfolio turnover with respect to the Treasury Money Market Fund is expected to be 0%.

         The portfolio turnover rates for the Government Securities Fund for its first fiscal period ending June 30, 1998, is estimated to be less than 100%. The portfolio turnover rate for the Government Securities Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to a Fund and may result in additional tax consequences to a Fund's Shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares of the Funds are sold on a continuous basis by BISYS, and BISYS has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from BISYS, Shares may be purchased through procedures established by BISYS in connection with the requirements of accounts at the Adviser or the Adviser's affiliated entities or correspondents (collectively, "Entities"). Customers purchasing Shares of the Funds may include officers, directors, or employees of the Adviser or the Entities.

         The Group may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Group of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Group to determine the fair value of its net assets.

                                NET ASSET VALUE

         The Treasury Money Market Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Treasury Money Market Fund would receive if it sold the instrument. The value of securities in the Treasury Money Market Fund can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, the Treasury Money Market Fund will maintain a dollar-weighted average portfolio maturity appropriate to the Treasury Money Market Fund's objective of maintaining a stable net asset value per share, provided that the Treasury Money Market Fund will not purchase any security with a remaining maturity of more than 397 days (thirteen months) (securities subject to repurchase agreements may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Group's Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the investment objective of the Treasury Money Market Fund, to stabilize the net asset value per share of the Treasury Money Market Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of the Treasury Money Market Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from the Treasury Money Market Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the number of the Treasury Money Market Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations.

                            MANAGEMENT OF THE GROUP

Trustees and Officers

         Overall responsibility for management of the Group rests with its Board of Trustees. The Trustees elect the officers of the Group to supervise actively its day-to-day operations.

         The names of the Trustees and officers of the Group, their addresses, and principal occupations during the past five years are as follows:

                              Position(s) Held          Principal Occupation
Name, Address and Age         With the Group            During Past 5 Years
---------------------         ----------------          --------------------
Walter B. Grimm*              Chairman,                 From June, 1992 to present, employee
3435 Stelzer Road             President and             of BISYS Fund Services Limited
Columbus, Ohio  43219         Trustee                   Partnership (formerly The Winsbury
Age:  51                                                Company); from July, 1981 to June,
                                                        1992, President of Leigh Investments
                                                        Consulting (investment firm).

Nancy E. Converse*            Trustee and               Since July, 1990, employee of BISYS
3435 Stelzer Road             Assistant                 Fund Services Limited Partnership
Columbus, Ohio  43219         Secretary                 (formerly The Winsbury Company) or
Age:  47                                                BISYS Fund Services Ohio, Inc.
                                                        (formerly The Winsbury Service
                                                        Corporation).

Maurice G. Stark              Trustee                   Consultant; from 1979 to December,
7662 Cloister Drive                                     1994, Vice President-Finance and Chief
Columbus, Ohio  43235                                   Financial Officer, Battelle Memorial
Age:  61                                                Institute (scientific research and
                                                        development service corporation).

James H. Woodward, Ph.D.      Trustee                   Since July 1991, Chancellor of The
The University of North                                 University of North Carolina at
Carolina at Charlotte                                   Charlotte.
Charlotte, NC  28223
Age:  56

Chalmers P. Wylie             Trustee                   From April, 1993 to present, of
754 Stonewood Court                                     Counsel with Emens, Kegler, Brown,
Columbus, Ohio 43235                                    Hill & Ritter (law firm); from
Age:  75                                                January, 1993 to present, Adjunct
                                                        Professor at The Ohio State
                                                        University; from January, 1967 to
                                                        January, 1993, Member of the United
                                                        States House of Representatives for
                                                        the 15th District.

J. David Huber                Vice President            Since January, 1996, President of
3435 Stelzer Road                                       BISYS Fund Services Limited
Columbus, Ohio 43219                                    Partnership; from June, 1987 to
Age:  50                                                December, 1995, employee of BISYS Fund
                                                        Services Limited Partnership (formerly
                                                        The Winsbury Company); from September,
                                                        1988 to present, Vice President of
                                                        BISYS Fund Services Ohio, Inc.
                                                        (formerly The Winsbury Service
                                                        Corporation).

William J. Tomko              Vice President            From April, 1987 to present, employee
3435 Stelzer Road                                       of BISYS Fund Services Limited
Columbus, Ohio 43219                                    Partnership (formerly The Winsbury
Age:  37                                                Company).

Stephen G. Mintos             Treasurer                 From January, 1987 to present,
3435 Stelzer Road                                       employee of BISYS Fund Services
Columbus, Ohio 43219                                    Limited Partnership (formerly The
Age:  42                                                Winsbury Company).

George L. Stevens             Secretary                 From September, 1996 to present,
3435 Stelzer Road                                       employee of BISYS Fund Services
Columbus, Ohio 43219                                    Limited Partnership; from September,
Age:  45                                                1995 to August, 1996, consultant on
                                                        bank investment products and
                                                        activities; from June 1980 to
                                                        September, 1995, employee of AmSouth
                                                        Bank.

Alaina V. Metz                Assistant                 From June, 1995 to present, employee
3435 Stelzer Road             Secretary                 of BISYS Fund Services Limited
Columbus, Ohio 43219                                    Partnership; prior to June, 1995,
Age:  29                                                supervisor at Alliance Capital
                                                        Management, L.P. (investment
                                                        management firm).

-------------------

         *Mr. Grimm and Ms. Converse are each considered to be an "interested person" of the Group as defined in the 1940 Act.

         As of the date of this Statement of Additional Information, the Group's officers and trustees, as a group, own less than 1% of either Fund's Shares.

         No officer or employee of BISYS or BISYS Fund Services, Inc. receives any compensation from the Group for acting as trustee of the Group. The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. BISYS receives fees from each Fund for acting as Administrator and may receive fees pursuant to the Administrative Services Plan described below. BISYS Fund Services, Inc. receives fees from the Funds for acting as transfer agent and for providing certain fund accounting services. Messrs. Grimm, Huber, Mintos, Tomko and Stevens, Ms. Converse and Ms. Metz are employees of BISYS.

         The following table sets forth information regarding all compensation paid by the Group to its Trustees for their services as trustees during the fiscal year ended June 30, 1996. The Group has no pension or retirement plans.

                               COMPENSATION TABLE

                                                Aggregate                         Total Compensation
Name and Position                               Compensation                      From the Group
With the Group                                  From the Group                    and the Fund Complex*
-----------------                               --------------                    ---------------------
Walter B. Grimm                                      $0                                 $0
Trustee

Nancy E. Converse                                    $0                                 $0
Trustee

Maurice G. Stark                                     $7,772.17                          $7,772.17
Trustee

Michael M. VanBuskirk(1)                             $7,772.17                          $7,772.17
Trustee

James H. Woodward, Ph.D.                             $0                                 $0
Trustee

Chalmers P. Wylie                                    $7,772.17                          $7,772.17
Trustee

------------------
         *For purposes of this Table, Fund Complex means one or more mutual funds, including the Funds, which have a common investment adviser or affiliated investment advisers or which hold themselves out to the public as being related.

         (1) Mr. VanBuskirk resigned his position as a trustee of the Group effective May 3, 1996.

         Ms. Converse and Dr. Woodward were elected trustees of the Group on June 28, 1996.

Investment Adviser

         Investment advisory and management services are provided to the Funds by Martindale, Andres & Company, Inc. (the "Adviser"), pursuant to an Investment Advisory Agreement dated as of July 9, 1996, as amended as of June __, 1997. Under the Investment Advisory Agreement, the Adviser has agreed to provide investment advisory services as described in the Prospectus. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, the Treasury Money Market Fund pays the Adviser a fee, computed daily and paid monthly, at the annual rate of forty one-hundredths of one percent (.40%) of the average daily net assets of the Treasury Money Market Fund, and the Government Securities Fund pays the Adviser a fee, computed daily and paid monthly, at the annual rate of sixty one-hundredths of one percent (.60%) of the average daily net assets of the Government Securities Fund. Pursuant to such Investment Advisory Agreement, the Adviser also provides investment advisory and management services to five other funds of the Group:
The KeyPremier Prime Money Market Fund (the "Prime Money Market Fund"), The KeyPremier Pennsylvania Municipal Bond Fund (the "Pennsylvania Bond Fund"), The KeyPremier Established Growth Fund (the "Established Growth Fund"), The KeyPremier Intermediate Term Income Fund (the "Income Fund"), and The KeyPremier Aggressive Growth Fund (the "Aggressive Growth Fund"). The Money Market Fund pays the Adviser a fee, computed daily and paid monthly, at the annual rate of forty one-hundredths of one percent (.40%) of the average daily net assets of the Money Market Fund; the Pennsylvania Bond Fund and the Income Fund each pays the Adviser a fee, computed daily and paid monthly, at the annual rate of sixty one-hundredths of one percent (.60%) of the average daily net assets of that Fund; the Established Growth Fund pays the Adviser a fee, computed daily and paid monthly, at the annual rate of seventy-five one-hundredths of one percent (.75%) of the average daily net assets of the Established Growth Fund; and the Aggressive Growth Fund pays the Adviser a fee, computed daily and paid monthly, at the annual rate of one percent (1.00%) of the average daily net assets of the Aggressive Growth Fund. The Adviser may from time to time voluntarily reduce all or a portion of its advisory fee with respect to a Fund to increase the net income of that Fund available for distribution as dividends.

     For the year ended June 30, 1996, the Adviser had not received any compensation under the Advisory Agreement since none of the Funds had yet commenced operations.

         Unless sooner terminated, the Investment Advisory Agreement will continue in effect with respect to a Fund until July 9, 1998, and from year to year thereafter, for successive annual periods ending on July 9th, if, as to that Fund, such continuance is approved at least annually by the Group's Board of Trustees or by vote of a majority of the outstanding Shares of that Fund (as defined under "GENERAL INFORMATION - Miscellaneous" in such Fund's

Prospectus), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940
Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

         The Adviser has agreed that the Funds and the Group may use the name "KeyPremier" on a royalty-free basis and the Adviser has reserved to itself the right to grant the non-exclusive right to use the name "KeyPremier" to any other person. At such time as the Investment Advisory Agreement is no longer in effect, the Adviser may require the Funds to cease using the name "KeyPremier."

Portfolio Transactions

         Pursuant to the Investment Advisory Agreement, the Adviser determines, subject to the general supervision of the Board of Trustees of the Group and in accordance with the Funds' investment objectives and restrictions, which securities are to be purchased and sold by each Fund, and which brokers and dealers are to be eligible to execute the Funds' portfolio transactions. Purchases and sales of portfolio securities with respect to each Fund usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price.

          Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Adviser may receive orders for transactions on behalf of the Funds. The Adviser is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing each such Fund's brokerage transactions which is in excess of the amount of commission another broker would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of that particular transaction or in terms of all of the accounts over which it exercises investment discretion. Any such research and other statistical and factual information provided by brokers to a Fund or to the Adviser is considered to be in addition to and not in lieu of services required to be performed by the Adviser under its agreement regarding management of the Fund. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among the Funds and other clients of the Adviser who may indirectly benefit from the availability of such information. Similarly, the Funds may indirectly benefit from information made available as a result of transactions effected for such other clients. Under the Investment Advisory Agreement, the Adviser is permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934. In the event the Adviser does follow such a practice, it will do so on a basis which it believes is fair and equitable to the Group and the Funds.

         While the Adviser generally seeks competitive commissions, the Group may not necessarily pay the lowest commission available on each brokerage transaction, for reasons discussed above. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the advisory fees payable to the Adviser by a Fund. Such information may be useful to the Adviser in serving both the Fund and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to a Fund.

         Except as otherwise disclosed to the Shareholders of the Funds and as permitted by applicable laws, rules and regulations, the Group will not, on behalf of a Fund, execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, Keystone, BISYS, or their affiliates, and will not give preference to the Adviser's or Keystone's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

         Investment decisions for each Fund are made independently from those for other funds of the Group or any other investment company or account managed by the Adviser. Any such other fund, investment company or account may also invest in the same securities as the Group on behalf of a Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another fund of the Group, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other fund, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other funds of the Group, investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Funds, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Group is a customer of the Adviser, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds or any other fund of the Group.

Glass-Steagall Act

         In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the Federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision:
(a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

         The Adviser believes that it possesses the legal authority to perform the services for the Funds contemplated by the Prospectus, this Statement of Additional Information and the Investment Advisory Agreement without violation of applicable statutes and regulations. Future changes in either Federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict the Adviser from continuing to perform such services for the Group. In addition, current state securities laws on the issue of the registration of banks as brokers or dealers may differ from the interpretation of federal law, and banks and financial institutions may be required to register as dealers pursuant to the laws of a specific state. Depending upon the nature of any changes in the services which could be provided by the Adviser, the Board of Trustees of the Group would review the Group's relationship with the Adviser and consider taking all action necessary in the circumstances.

         Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of the Adviser and/or the Adviser's affiliated and correspondent banks in connection with Customer purchases of Shares of a Fund, those banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in the Group's method of operations would affect its net asset value per share or result in financial losses to any Customer.

Administrator

         BISYS serves as administrator (the "Administrator") to the Funds pursuant to a Management and Administration Agreement dated July 9, 1996, as amended as of June __, 1997 (the "Administration Agreement"). The Administrator assists in supervising all operations of the Funds (other than those performed by the Adviser under the Investment Advisory Agreement, by The Bank of New York under the Custody Agreement and by BISYS Fund Services, Inc. under the Transfer Agency Agreement and Fund Accounting Agreement). The Administrator is a broker-dealer registered with the Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.

         Under the Administration Agreement, the Administrator has agreed to maintain office facilities; furnish statistical and research data, clerical, certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; compile data for, prepare for execution by the Funds and file all of the Funds' federal and state tax returns and required tax filings other than those required to be made by the Funds' custodian and Transfer Agent; prepare compliance filings pursuant to state securities laws with the advice of the Group's counsel; assist to the extent requested by the Group with the Group's preparation of its Annual and Semi-Annual Reports to Shareholders and its Registration Statement (on Form N-1A or any replacement therefor); compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; determine the actual variance from $1.00 of the Treasury Money Market Fund's net asset value per share; and generally assist in all aspects of the Funds' operations other than those performed by the Adviser under the Investment Advisory Agreement, by The Bank of New York under the Custody Agreement and by BISYS Fund Services, Inc. under the Transfer Agency Agreement and Fund Accounting Agreement. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, equal to a fee, calculated daily and paid periodically, at the annual rate equal to eleven and one-half one-hundredths of one percent (.115%) of that Fund's average daily net assets.

         For the fiscal year ended June 30, 1996, the Administrator had not received any compensation under the Administration Agreement since neither of the Funds had yet commenced operations.

         Unless sooner terminated as provided therein, the Administration Agreement has an initial term expiring on July 9, 1999, and thereafter shall be renewed automatically for successive one-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a Fund upon mutual agreement of the parties to the Administration Agreement; through a failure to renew at the end of a one-year term; upon 180 days' written notice by the Group after the initial term but only in connection with the reorganization of the Funds into another registered management investment company; and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Group's Board of Trustees or by the Administrator.

         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by a Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

Distributor

         BISYS serves as agent for each Fund in the distribution of its Shares pursuant to a Distribution Agreement dated July 9, 1996, as amended as of June __, 1997 (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement has an initial term expiring on July 9, 1998, and thereafter shall be renewed automatically for successive annual periods ending July 9th if approved at least annually (i) by the Group's Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds, and (ii) by the vote of a majority of the Trustees of the Group who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         In its capacity as Distributor, BISYS solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. BISYS receives no compensation under the Distribution Agreement with the Group but retains all or a portion of any sales charge imposed upon a purchase of the Shares.

Administrative Services Plan

         As described in the Prospectus, the Group has also adopted an Administrative Services Plan (the "Services Plan") under which each Fund is authorized to pay certain financial institutions, including the Adviser, its affiliates and their correspondent banks, and BISYS (a "Service Organization"), to provide certain ministerial, record keeping, and administrative support services to their customers who own of record or beneficially Shares in the Funds. Payments to such Service Organizations are made pursuant to Servicing Agreements between the Group and the Service Organization. The Services Plan authorizes each Fund to make payments to Service Organizations in an amount, on an annual basis, of up to 0.25% of the average daily net asset value of that Fund. The Services Plan has been approved by the Board of Trustees of the Group, including a majority of the Trustees who are not interested persons of the Group (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the

Services Plan or in any Servicing Agreements thereunder (the "Disinterested Trustees"). The Services Plan may be terminated as to a Fund by a vote of a majority of the Disinterested Trustees. The Trustees review quarterly a written report of the amounts expended pursuant to the Services Plan and the purposes for which such expenditures were made. The Services Plan may be amended by a vote of the Trustees, provided that any material amendments also require the vote of a majority of the Disinterested Trustees. For so long as the Services Plan is in effect, selection and nomination of those Disinterested Trustees shall be committed to the discretion of the Group's Disinterested Trustees. All Servicing Agreements may be terminated at any time without the payment of any penalty by a vote of a majority of the Disinterested Trustees. The Services Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved by a majority of the Board of Trustees, including a majority of the Disinterested Trustees. As of the date hereof, no Servicing Agreements have been entered into by the Group on behalf of the Funds.

Custodian

         The Bank of New York, 48 Wall Street, New York, New York, 10286, serves as custodian (the "Custodian") to the Funds pursuant to the Custody Agreement dated as of July 9, 1996, as amended as of June __, 1997. The Custodian's responsibilities include safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on each Fund's investments.

Transfer Agency and Fund Accounting Services

         BISYS Fund Services, Inc. serves as transfer agent and dividend disbursing agent (the "Transfer Agent") for the Funds pursuant to the Transfer Agency Agreement dated July 9, 1996, as amended as of June __, 1997. Pursuant to such Agreement, the Transfer Agent, among other things, performs the following services in connection with the Funds' Shareholders of record: maintenance of shareholder records for each of the Funds' Shareholders of record; processing Shareholder purchase and redemption orders; processing transfers and exchanges of Shares of the Funds on the Shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of Shareholder reports and proxy solicitation materials. For such services the Transfer Agent receives a fee based on the number of shareholders of record. For the fiscal year ended June 30, 1996, the Transfer Agent received no compensation from the Group for services as transfer agent for the Funds since the Funds had not yet commenced operations.

         In addition, BISYS Fund Services, Inc. provides certain fund accounting services to each of the Funds pursuant to a Fund Accounting Agreement dated July 9, 1996, as amended as of June __, 1997. BISYS Fund Services, Inc. receives a fee from each Fund for such services equal to the greater of (a) a fee computed at an annual rate of three one-hundredths of one percent (.03%) of that Fund's average daily net assets, or (b) the annual fee of $30,000. Under such Agreement, BISYS Fund Services, Inc. maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Funds' custodian, affirmation to the Funds' custodian of all portfolio trades and cash settlements, verification and reconciliation with the Funds' custodian of all daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

         Unless sooner terminated as provided therein, the Fund Accounting Agreement has an initial term expiring on July 9, 1999, and thereafter shall be renewed automatically for successive one-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Fund Accounting Agreement is terminable with respect to a Fund upon mutual agreement of the parties to the Fund Accounting Agreement; upon 180 days' written notice by the Group after the initial term but only in connection with the reorganization of the Funds into another registered management investment company; and for cause (as defined in the Fund Accounting Agreement) by the party alleging cause, on not less than 60 days' notice by the Group's Board of Trustees or by BISYS Fund Services, Inc.

         The Fund Accounting Agreement provides that BISYS Fund Services, Inc. shall not be liable for any error of judgment or mistake of law or any loss suffered by a Fund in connection with the matters to which the Fund Accounting Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by BISYS Fund Services, Inc. of its obligations and duties thereunder.

         For the fiscal year ended June 30, 1996, BISYS Fund Services, Inc. earned no fees with respect to its fund accounting services to the Funds since the Funds had not yet commenced operations.

Auditors

         KPMG Peat Marwick LLP, Two Nationwide Plaza, Columbus, Ohio 43215, has been selected as the independent auditors for the Funds and as such will audit the financial statements of the Funds.

Legal Counsel

         Baker & Hostetler LLP, 65 East State Street, Columbus, Ohio 43215 is counsel to the Group and will pass upon the legality of the Shares offered hereby.

                             ADDITIONAL INFORMATION

Description of Shares

         The Group is an Ohio business trust. The Group was organized on April 25, 1988, and the Group's Declaration of Trust was filed with the Secretary of State of Ohio on April 25, 1988. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Group presently has nineteen series of shares, one of which represents interests in the Treasury Money Market Fund and one of which represents interests in the Government Securities Fund. The other seventeen series are Riverside Capital Money Market Fund, Riverside Capital Value Equity Fund, Riverside Capital Fixed Income Fund, Riverside Capital Tennessee Municipal Obligations Fund, Riverside Capital Low Duration Government Securities Fund, Riverside Capital Growth Fund, the Money Market Fund, the Pennsylvania Bond Fund, the Established Growth Fund, the Income Fund, the Aggressive Growth Fund, 1st Source Monogram U.S. Treasury Obligations Money Market Fund, 1st Source Monogram Diversified Equity Fund, 1st Source Monogram Income Equity Fund, 1st Source Monogram Special Equity Fund, 1st Source Monogram Income Fund and 1st Source Monogram Intermediate Tax-Free Bond Fund. The Group's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Group into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Group, shareholders of a fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Group shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the election of Trustees may be effectively acted upon by shareholders of the Group voting without regard to series.

         As of the date immediately preceding the public offering of the Funds' Shares, BISYS Fund Services Ohio, Inc. owned all of the issued and outstanding Shares of each of the Funds. It is anticipated that, upon commencement of the public offering of the Funds' Shares, BISYS Fund Services Ohio, Inc.'s holdings of Shares in each Fund will be reduced below 5%.

Vote of a Majority of the Outstanding Shares

         As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of a Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of such Fund are represented in person or by proxy, or
(b) the holders of more than 50% of the outstanding votes of Shareholders of that Fund.

Additional General Tax Information

         Each of the nineteen funds of the Group is treated as a separate entity for federal income tax purposes and intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for so long as such qualification is in the best interest of that fund's shareholders.

In order to qualify as a regulated investment company, a Fund must, among other things: derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, future contracts or foreign currencies held less than three months; and diversify its investments within certain prescribed limits. In addition, to utilize the tax provisions specially applicable to regulated investment companies, a Fund must distribute to its Shareholders at least 90% of its investment company taxable income for the year. In general, the Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

         A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its Shareholders). In such event, dividend distributions would be taxable to Shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

         It is expected that each Fund will distribute annually to Shareholders all or substantially all of that Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to Shareholders for federal income tax purposes, even if paid in additional Shares of that Fund and not in cash.

         Distribution by a Fund of the excess of net long-term capital gain over net short-term capital loss, if any, is taxable to Shareholders as long-term capital gain in the year in which it is received, regardless of how long the Shareholder has held the Shares. Such distributions are not eligible for the dividends-received deduction.

         Federal taxable income of individuals is subject to graduated tax rates of 15%, 28%, 31%, 36% and 39.6%. Further, the marginal tax rate may be in excess of 39.6%, because adjustments reduce or eliminate the benefit of the personal exemption and itemized deductions for individuals with gross income in excess of certain threshold amounts.

         Capital gains of individuals are subject to tax at the same rates applicable to ordinary income; however, the tax rate on long-term capital gains of individuals cannot exceed 28%. Capital losses may be used to offset capital gains. In addition, individuals may deduct up to $3,000 of net capital loss each year to offset ordinary income. Excess net capital loss may be carried forward and deducted in future years.

         Federal taxable income of corporations in excess of $75,000 up to $10 million is subject to a 34% tax rate; however, because the benefit of lower tax rates on a corporation's taxable income of less than $75,000 is phased out for corporations with income in excess of $100,000 but lower than $335,000, a maximum marginal tax rate of 39% may result. Federal taxable income of corporations in excess of $10 million is subject to a tax rate of 35%. Further, a corporation's federal taxable income in excess of $15 million is subject to an additional tax equal to 3% of taxable income over $15 million, but not more than $100,000.

         Capital gains of corporations are subject to tax at the same rates applicable to ordinary income. Capital losses may be used only to offset capital gains and excess net capital loss may be carried back three years and forward five years.

         Certain corporations are entitled to a 70% dividends received deduction for distributions from certain domestic corporations. Each Fund will designate the portion of any distributions which qualify for the 70% dividends received deduction. The amount so designated may not exceed the amount received by that Fund for its taxable year that qualifies for the dividends received deduction. Because all of the Funds' net investment income is expected to be derived from earned interest, it is anticipated that no distributions from either Fund will qualify for the 70% dividends received deduction.

         Investment by a Fund in securities issued at a discount or providing for deferred interest or for payment of interest in the form of additional obligations could, under special tax rules, affect the amount, timing and character of distributions to Shareholders. For example, a Fund could be required to take into account annually a portion of the discount (or deemed discount) at which such securities were issued and to distribute such portion in order to maintain its qualification as a regulated investment company. In that case, that Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

         Each Fund may be required by federal law to withhold and remit to the U.S. Treasury 31% of taxable dividends, if any, and capital gain distributions to any Shareholder, and the proceeds of redemption or the values of any exchanges of Shares of the Fund, if such Shareholder (1) fails to furnish the Fund with a correct taxpayer identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Fund that he or she is not subject to such withholding. An individual's taxpayer identification number is his or her Social Security number.

         Information set forth in the Prospectus and this Statement of Additional Information which relates to Federal taxation is only a summary of some of the important Federal tax considerations generally affecting purchasers of Shares of the Funds. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Funds or their Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

         Information as to the federal income tax status of all distributions will be mailed annually to each Shareholder.

Seven-Day Yield of the Treasury Money Market Fund

         The standardized seven-day yield for the Treasury Money Market Fund is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account in the Treasury Money Market Fund having a balance of one Share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7). The net change in the account value of the Treasury Money Market Fund includes the value of additional

Shares purchased with dividends from the original Share, dividends declared on both the original Share and any such additional Shares, and all fees, other than nonrecurring account or sales charges, that are charged to all Shareholder accounts in proportion to the length of the base period and assuming the Treasury Money Market Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The 30-day yield is calculated as described above except that the base period is 30 days rather than seven days.

         The effective yield for the Treasury Money Market Fund is computed by compounding the base period return, as calculated above, by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven and subtracting 1 from the result.

30-Day Yield of the Government Securities Fund

         As summarized in the Prospectus under the heading "PERFORMANCE INFORMATION," the yield of the Government Securities Fund will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by the Government Securities Fund's Shares' maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of the Government Securities Fund will vary from time to time depending upon market conditions, the composition of the Government Securities Fund's portfolio and operating expenses of the Group allocated to such Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing the Government Securities Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Government Securities Fund's Shares and to the relative risks associated with the investment objectives and policies of the Government Securities Fund.

Calculation of Total Return

         As summarized in the Prospectus under the heading "PERFORMANCE INFORMATION," average annual total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in that Fund immediately rather than paid to the investor in cash. Average annual total return will be calculated by: (1) adding to the total number of Shares purchased by a hypothetical $1,000 investment in a Fund (less the maximum sales charge, if any) all additional Shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of Shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. A Fund, however, may also advertise aggregate total return in addition to average annual total return.

         For the one year period ended March 31, 1997, and the period from commencement of operations to March 31, 1997, the average annual total returns for the Government Securities Fund's predecessor CIFs have been restated to reflect the estimated fees for such Fund for the current fiscal year and are as follows:

                          Average Annual Total Return
                          ---------------------------
            With Maximum Sales Load(1)            Without Sales Load
            --------------------------            ------------------
                              Since                             Since
             1 Year         Inception           1 Year        Inception
             ------         ---------           ------        ---------
                 %                %                 %               %
             ----             ----              ----            ----

---------------

1        The maximum sales load for the Government Securities Fund is 3.00%.
2        Commenced operations _____________, 199_.

         Such performance figures are not those of the Government Securities Fund. And, of course, past performance is no guarantee as to future performance.

Distribution Rates

         The Government Securities Fund may from time to time advertise current distribution rates which are calculated in accordance with the method disclosed in the Prospectus.

Performance Comparisons

         Investors may judge the performance of the Funds by comparing them to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, Morningstar, Inc., Ibbotson Associates, CDA/Wiesenberger, The New York Times, Business Week, U.S.A. Today and local periodicals. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. The Funds may also include in advertisements and reports to shareholders information discussing the performance of the Adviser in comparison to other investment advisers and to other institutions.

         From time to time, the Group may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for the Funds; (5) descriptions of investment strategies for the Funds; (6) descriptions or comparisons of various investment products, which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and
(9) testimonials describing the experience of persons that have invested in a Fund. The Group may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of a Fund.

         Current yields or total return will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or total return may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and total return are functions of a Fund's quality, composition and maturity, as well as expenses allocated to that Fund. Fees imposed upon Customer accounts by the Adviser, its affiliates or its affiliated or correspondent banks for cash management services or other services will reduce a Fund's effective yield and total return to Customers.

Miscellaneous

         Individual Trustees are generally elected by the shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Generally, shareholders owning not less than 20% of the outstanding shares of the Group entitled to vote may cause the Trustees to call a special meeting. However, the Group has represented to the Commission that the Trustees will call a special meeting for the purpose of considering the removal of one or more Trustees upon written request therefor from shareholders owning not less than 10% of the outstanding votes of the Group entitled to vote. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Group), by majority vote, has the power to remove one or more Trustees.

         The Group is registered with the Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Group.

         The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

         The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

                             Registration Statement
                                       of
                               THE SESSIONS GROUP
                                       on
                                    Form N-1A

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

    (a)  Financial Statements:

         Included in Part A:

         (i)      Riverside Capital Money Market Fund

                  Financial Highlights

         (ii)     Riverside Capital Value Equity Fund

                  Financial Highlights

         (iii)    Riverside Capital Fixed Income Fund

                  Financial Highlights

         (iv)     Riverside Capital Tennessee Municipal Obligations Fund

                  Financial Highlights

         (v)      Riverside Capital Low Duration Government Securities Fund

                  Financial Highlights

         (vi)     Riverside Capital Growth Fund

                  Financial Highlights

         (vii)    KeyPremier Prime Money Market Fund

                  Financial Highlights

         (viii)   KeyPremier Pennsylvania Municipal Bond Fund

                  Financial Highlights

         (ix)     1st Source Monogram U.S. Treasury Obligations Money Market
                  Fund

                  None

         (x)      1st Source Monogram Diversified Equity Fund

                  Financial Highlights

         (xi)     1st Source Monogram Income Equity Fund

                  Financial Highlights

         (xii)    1st Source Monogram Special Equity Fund

                  Financial Highlights

         (xiii)   1st Source Monogram Income Fund

                  Financial Highlights

         (xiv)    1st Source Monogram Intermediate Tax-Free Bond Fund

                  None

         (xv)     KeyPremier Established Growth Fund

                  None

         (xvi)    KeyPremier Intermediate Term Income Fund

                  None

         (xvii)   KeyPremier Aggressive Growth Fund

                  None


         (xviii)  KeyPremier U.S. Treasury Obligations Money Market Fund

                  None

         (xix)    KeyPremier Limited Duration Government Securities Fund

                  None


         Included in Part B:

         (i)      Riverside Capital Money Market Fund

                  Independent Auditors' Report dated August 26, 1996.

                  Statements of Assets and Liabilities dated June 30, 1996.

                  Statements of Operations for the year ended June 30, 1996.

                  Statements of Changes in Net Assets for the years ended June 30, 1996 and 1995.

                  Schedule of Portfolio Investments as of June 30, 1996.

                  Notes to Financial Statements.

                  Financial Highlights for the years ended June 30, 1996, 1995, 1994, 1993 and 1992.

         (ii)     Riverside Capital Value Equity Fund

                  Independent Auditors' Report dated August 26, 1996.

                  Statements of Assets and Liabilities dated June 30, 1996.

                  Statements of Operations for the year ended June 30, 1996.

                  Statements of Changes in Net Assets for the years ended June 30, 1996 and 1995.

                  Schedule of Portfolio Investments as of June 30, 1996.

                  Notes to Financial Statements.

                  Financial Highlights for the years ended June 30, 1996, 1995, 1994 and 1993, and the period from commencement of operations (October 31, 1991) to June 30, 1992.

         (iii)    Riverside Capital Fixed Income Fund

                  Independent Auditors' Report dated August 26, 1996.

                  Statements of Assets and Liabilities dated June 30, 1996.

                  Statements of Operations for the year ended June 30, 1996.

                  Statements of Changes in Net Assets for the years ended June 30, 1996 and 1995.

                  Schedule of Portfolio Investments as of June 30, 1996.

                  Notes to Financial Statements.

                  Financial Highlights for the years ended June 30, 1996, 1995, 1994 and 1993, and the period from commencement of operations (October 31, 1991) to June 30, 1992.

         (iv)     Riverside Capital Tennessee Municipal Obligations Fund

                  Independent Auditors' Report dated August 26, 1996.

                  Statements of Assets and Liabilities at June 30, 1996.

                  Statements of Operations for the year ended June 30, 1996.

                  Statements of Changes in Net Assets for the years ended June 30, 1996 and 1995.

                  Schedule of Portfolio Investments as of June 30, 1996.

                  Notes to Financial Statements.

                  Financial Highlights for the years ended June 30, 1996, 1995 and 1994, and for the period from commencement of operations (November 4, 1992) to June 30, 1993.

         (v)      Riverside Capital Low Duration Government Securities Fund

                  Independent Auditor's Report dated August 26, 1996.

                  Statements of Assets and Liabilities at June 30, 1996.

                  Statements of Operations for the year ended June 30, 1996.

                  Statements of Changes in Net Assets for the years ended June 30, 1996 and 1995.

                  Schedule of Portfolio Investments as of June 30, 1996.

                  Notes to Financial Statements.

                  Financial Highlights for the year ended June 30, 1996 and 1995, and for the period from commencement of operations (April 18, 1994) to June 30, 1994.

         (vi)     Riverside Capital Growth Fund

                  Independent Auditor's Report dated August 26, 1996.

                  Statements of Assets and Liabilities at June 30, 1996.

                  Statements of Operations for the year ended June 30, 1996.

                  Statements of Changes in Net Assets for the years ended June 30, 1996 and 1995.

                  Schedule of Portfolio Investments as of June 30, 1996.

                  Notes to Financial Statements.

                  Financial Highlights for the year ended June 30, 1996 and 1995, and for the period from commencement of operations (April 18, 1994) to June 30, 1994.

         (vii)    KeyPremier Prime Money Market Fund

                  Statements of Assets and Liabilities at December 31, 1996 (unaudited).

                  Statements of Operations for the period ended December 31, 1996 (unaudited).

                  Statements of Change in Net Assets for the period ended December 31, 1996 (unaudited).

                  Schedule of Portfolio Investments as of December 31, 1996 (unaudited).

                  Notes to Financial Statements as of December 31, 1996 (unaudited).

                  Financial Highlights for the period from commencement of operations (October 7, 1996) to December 31, 1996 (unaudited).

         (viii)   KeyPremier Pennsylvania Municipal Bond Fund

                  Statements of Assets and Liabilities at December 31, 1996 (unaudited).

                  statements of Operations for the period ended December 31, 1996 (unaudited).

                  Statements of Changes in Net Assets for the period ended December 31, 1996 (unaudited).

                  Schedule of Portfolio Investments as of December 31, 1996 (unaudited).

                  Notes to Financial Statements as of December 31, 1996 (unaudited).

                  Financial Highlights for the period from commencement of operations (October 1, 1996) to December 31, 1996 (unaudited).

         (ix)     1st Source Monogram U.S. Treasury Obligations Money Market
                  Fund

                  To be filed by amendment.

         (x)      1st Source Monogram Diversified Equity Fund

                  Statements of Assets and Liabilities at December 31, 1996 (unaudited).

                  Statements of Operations for the period ended December 31, 1996 (unaudited).

                  Statements of Changes in Net Assets for the period ended December 31, 1996 (unaudited).

                  Schedule of Portfolio Investments as of December 31, 1996 (unaudited).

                  Notes to Financial Statements as of December 31, 1996 (unaudited).

                  Financial Highlights for the period from commencement of operations (September 20, 1996) to December 31, 1996 (unaudited).

         (xi)     1st Source Monogram Income Equity Fund

                  Statements of Assets and Liabilities at December 31, 1996 (unaudited).

                  Statements of Operations for the period ended December 31, 1996 (unaudited).

                  Statements of Changes in Net Assets for the period ended December 31, 1996 (unaudited).

                  Schedule of Portfolio Investments as of December 31, 1996 (unaudited).

                  Notes to Financial Statements as of December 31, 1996 (unaudited).

                  Financial Highlights for the period from commencement of operations (September 24, 1996) to December 31, 1996 (unaudited).

         (xii)    1st Source Monogram Special Equity Fund

                  Statements of Assets and Liabilities at December 31, 1996 (unaudited).

                  Statements of Operations for the period ended December 31, 1996 (unaudited).

                  Statements of Changes in Net Assets for the period ended December 31, 1996 (unaudited).

                  Schedule of Portfolio Investments as of December 31, 1996 (unaudited).

                  Notes to Financial Statements as of December 31, 1996 (unaudited).

                  Financial Highlights for the period from commencement of operations (September 19, 1996) to December 31, 1996 (unaudited).

         (xiii)   1st Source Monogram Income Fund

                  Statements of Assets and Liabilities at December 31, 1996 (unaudited).

                  Statements of Operations for the period ended December 31, 1996 (unaudited).

                  Statements of Changes in Net Assets for the period ended December 31, 1996 (unaudited).

                  Schedule of Portfolio Investments as of December 31, 1996 (unaudited).

                  Notes to Financial Statements as of December 31, 1996 (unaudited).

                  Financial Highlights for the period from commencement of operations (September 23, 1996) to December 31, 1996 (unaudited).

         (xiv)    1st Source Monogram Intermediate Tax-Free Bond Fund

                  To be filed by amendment.

         (xv)     KeyPremier Established Growth Fund

                  To be filed by amendment.

         (xvi)    KeyPremier Intermediate Term Income Fund

                  To be filed by amendment.

         (xvii)   KeyPremier Aggressive Growth Fund

                  To be filed by amendment.


         (xviii)  KeyPremier U.S. Treasury Obligations Money Market Fund

                  To be filed by amendment.

         (xix)    KeyPremier Limited Duration Government Securities Fund

                  To be filed by amendment.

         (xx) All required financial statements are included in Part B hereof. All other financial statements and schedules are inapplicable.


         (b) Exhibits:

             (1)      (a)  Declaration of Trust, dated as of April 25, 1988, is
                           incorporated by reference to Exhibit (1)(a) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

                      (b) Amendment of Article IV, Section 4.2 of Declaration of Trust adopted August 15, 1989, is incorporated by reference to Exhibit (1)(b) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

                      (c) Amendment of Article V, Section 5.3 of Declaration of Trust adopted October 23, 1989, is incorporated by reference to Exhibit (1)(c) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

                      (d) Amendment of Article IV, Section 4.2 of Declaration of Trust adopted July 23, 1991, is incorporated by reference to Exhibit (1)(d) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

                      (e) Amendment of Article IV, Section 4.2 of Declaration of Trust as adopted August 13, 1992, is incorporated by reference to Exhibit (1)(e) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

                      (f) Amendment to Article IV, Section 4.2 of Declaration of Trust as adopted October 28, 1992, is incorporated by reference to Exhibit (1)(f) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

                      (g) Amendment to Article IV, Section 4.2 of Declaration of Trust as adopted February 18, 1994, is incorporated by reference to Exhibit (1)(g) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

                      (h) Amendment to Article IV, Section 4.2 of Declaration of Trust as adopted May 16, 1994, is incorporated by reference to Exhibit (1)(h) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

                      (i) Amendment to Article IV, Section 4.2 of Declaration of Trust as adopted April 10, 1996, is incorporated by reference to Exhibit (1)(i) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

                      (j) Amendment to Article IV, Section 4.2 of Declaration of Trust as adopted May 16, 1996, is incorporated by reference to Exhibit (1)(j) of Post-Effective Amendment No. 35 to Registrant's Registration Statement (No. 33-21489) filed on June 6, 1996.

                      (k) Amendment to Article IV, Section 4.2 of Declaration of Trust as adopted August 15, 1996, is incorporated by reference to Exhibit (1)(k) of Post-Effective Amendment No. 36 to Registrant's Registration Statement (No. 33-21489) filed on August 16, 1996.

                      (l) Amendment to Article IV, Section 4.2 of Declaration of Trust as adopted September 27, 1996 is incorporated by reference to Exhibit (1)(l) of Post-Effective Amendment No. 38 to Registrant's Registration Statement (No. 33- 21489) filed on November 15, 1996.


                      (m) Amendment to Article IV, Section 4.2 of Declaration of Trust as adopted as of January 14, 1997, is incorporated by reference to Exhibit (1)(m) of Post-Effective Amendment No. 39 to Registrant's Registration Statement (No. 33-21489) filed on March 18, 1997.

             (2) By-Laws are incorporated by reference to Exhibit (2) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

             (3)      None.

             (4) Certificates for Shares are not issued. Articles IV, V, VI and VII of the Declaration of Trust, filed as Exhibit 1 hereto, define rights of holders of Shares.

             (5)      (a)  Investment Advisory Agreement dated as of July 19,
                           1988, between Registrant and National Bank of Commerce (with respect to Riverside Capital Money Market Fund) is incorporated by reference to Exhibit
                           (5)(a) of Post-Effective Amendment No. 34 to
                           Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

                      (b) Investment Advisory Agreement dated as of September 20, 1991, between Registrant and National Bank of Commerce (with respect to Riverside Capital Value Equity Fund and Riverside Capital Fixed Income Fund) is incorporated by reference to Exhibit (5)(b) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

                      (c) Investment Advisory Agreement dated as of October 27, 1992, between Registrant and National Bank of Commerce (with respect to Riverside Capital Tennessee Municipal Obligations Fund) is incorporated by reference to Exhibit (5)(c) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

                      (d) Investment Advisory Agreement dated April 5, 1994, as amended June 3, 1994, between Registrant and National Bank of Commerce (with respect to Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund) is incorporated by reference to Exhibit (5)(d) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

                      (e) Investment Advisory Agreement dated July 9, 1996, as proposed to be amended as of June __, 1997, between Registrant and Martindale Andres & Company, Inc. (with respect to the KeyPremier Funds).


                      (f) Investment Advisory Agreement dated August 20, 1996, between Registrant and 1st Source Bank (with respect to the 1st Source Monogram Funds) is incorporated by reference to Exhibit (5)(f) of Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

                      (g) Sub-Investment Advisory Agreement dated August 20, 1996, between 1st Source Bank and Miller, Anderson and Sherrerd, LLP (with respect to 1st Source Monogram Diversified Equity Fund) is incorporated by reference to Exhibit (5)(g) of Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

                      (h) Sub-Investment Advisory Agreement dated August 20, 1996, between 1st Source Bank and Loomis Sayles & Company, L.P. (with respect to 1st Source Monogram Diversified Equity Fund) is incorporated by reference to Exhibit (5)(h) of Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

                      (i) Sub-Investment Advisory Agreement dated August 20, 1996, between 1st Source Bank and Columbus Circle Investors (with respect to 1st Source Monogram Diversified Equity Fund) is incorporated by reference to Exhibit (5)(i) of Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

             (6)      (a)  Distribution Agreement dated October 1, 1993, as
                           amended as of June 3, 1994, between Registrant and The Winsbury Company Limited Partnership is incorporated by reference to Exhibit (6)(a) of Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

                      (b) Form of Selected Dealer Agreement is incorporated by reference to Exhibit (6)(b) of Post-Effective Amendment No. 34 to

                           Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

                      (c) Distribution Agreement dated as of July 9, 1996, as proposed to be amended as of June __, 1997, between Registrant and BISYS Fund Services Limited Partnership (relating to the KeyPremier Funds).


                      (d) Form of Shareholder Services Agreement is incorporated by reference to Exhibit (6)(d) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

                      (e) Distribution Agreement dated as of August 20, 1996, between Registrant and BISYS Fund Services Limited Partnership (relating to the 1st Source Monogram Funds) is incorporated by reference to Exhibit (6)(e) of Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

             (7)      None.

             (8)      (a)  Custodial Services Agreement dated as of March 1,
                           1995, between Registrant and National City Bank (with respect to the Riverside Capital Funds) is incorporated by reference to Exhibit (8) of Post-Effective Amendment No. 33 to Registrant's Registration Statement (No. 33-21489) filed on October 30, 1995.


                      (b) Custody Agreement dated July 9, 1996, as proposed to be amended as of June __, 1997, between Registrant and The Bank of New York (with respect to the KeyPremier Funds).


                      (c) Custody Agreement dated August 20, 1996, between Registrant and The Fifth Third Bank (with respect to the 1st Source Monogram Funds) is incorporated by reference to Exhibit (8)(c) of Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.


                      (d) Cash Management and Related Services Agreement dated September 24, 1996, as proposed to be amended as of June __, 1997, between Registrant and The Bank of New York.

             (9)      (a)  Management and Administration Agreement dated August
                           23, 1990, as amended October 27, 1992, between Registrant and The Winsbury Company Limited Partnership (with respect to Riverside Capital Money Market Fund, Riverside Capital Value Equity Fund, Riverside Capital Fixed Income Fund and Riverside Capital Tennessee Municipal Obligations Fund) is incorporated by reference to Exhibit (9)(a) of Post-Effective Amendment No. 25 to Registrant's Registration Statement (No. 33-21489) filed on April 27, 1993.

                      (g) Transfer Agency Agreement dated as of September 1, 1992, as amended as of May 1, 1994, between Registrant and BISYS Fund Services Ohio, Inc. (formerly The Winsbury Service Corporation) (with respect to the Riverside Capital Funds) is incorporated by reference to Exhibit (9)(g) of Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

                      (h) Fund Accounting Agreement dated February 4, 1993, between Registrant and The Winsbury Service Corporation (with respect to Riverside Capital Money Market Fund, Riverside Capital Equity Fund, Riverside Capital Fixed Income Fund and Riverside Capital Tennessee Municipal Obligations Fund) is incorporated by reference to Exhibit (9)(h) of Post-Effective Amendment No. 25 to Registrant's Registration Statement (No. 33-21489) filed on April 27, 1993.

                      (r) Administrative Services Plan effective October 19, 1993 is incorporated by reference to Exhibit (9)(r) of Post-Effective Amendment No. 28 to Registrant's Registration Statement (No. 33-21489) filed on February 4, 1994.

                      (s) Servicing Agreement to Administrative Services Plan dated as of October 19, 1993, between Registrant and National Bank of Commerce (with respect to Riverside Capital Money Market Fund, Riverside Capital Equity Fund, Riverside Capital Fixed Income Fund and Riverside Capital Tennessee Municipal Obligations
                           Fund) is incorporated by reference to Exhibit (9)(s) of Post-Effective Amendment No. 29 to Registrant's Registration Statement (No. 33-21489) filed on April 4, 1994.

                      (u) Management and Administration Agreement between Registrant and The Winsbury Company Limited Partnership dated April 5, 1994, as amended as of June 3, 1994 (with respect to Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund) is incorporated by reference to Exhibit (9)(u) of Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

                      (v) Fund Accounting Agreement dated April 5, 1994, as amended June 3, 1994, between Registrant and The Winsbury Service Corporation (with respect to Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund) is incorporated by reference to Exhibit (9)(v) of Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

                      (w) Servicing Agreement to Administrative Services Plan dated April 5, 1994, between Registrant and National Bank of Commerce (with respect to Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund) is incorporated by reference to Exhibit (9)(w) of Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.


                      (x) Management and Administration Agreement dated July 9, 1996, as proposed to be amended as of June __, 1997, between Registrant and BISYS Fund Services Limited Partnership (with respect to the KeyPremier Funds).

                      (y) Fund Accounting Agreement dated July 9, 1996, as proposed to be amended as of June __, 1997, between Registrant and BISYS Fund Services, Inc. (with respect to the KeyPremier Funds).

                      (z) Transfer Agency Agreement dated July 9, 1996, as proposed to be amended as of June __, 1997, between Registrant and BISYS Fund Services, Inc. (with respect to the KeyPremier Funds).


                      (aa) Management and Administration Agreement dated August
                           20, 1996, between Registrant and BISYS Fund Services Limited Partnership (with respect to the 1st Source Monogram Funds) is incorporated by reference to Exhibit (9)(aa) of Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

                      (ab) Fund Accounting Agreement dated August 20, 1996,
                           between Registrant and BISYS Fund Services, Inc. (with respect to the 1st Source Monogram Funds) is incorporated by reference to Exhibit (9)(ab) of Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

                      (ac) Transfer Agency Agreement dated August 20, 1996,
                           between Registrant and BISYS Fund Services, Inc. (with respect to the 1st Source Monogram Funds) is incorporated by reference to Exhibit (9)(ac) of Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

                      (ad) Form of Servicing Agreement to Administrative
                           Services Plan is incorporated by reference to Exhibit
                           (9)(ad) of Post-Effective Amendment No. 35 to Registrant's Registration Statement (No. 33-21489) filed on June 6, 1996.


             (10)     (a)  Opinion of Counsel with respect to shares of
                           KeyPremier U.S. Treasury Obligations Money Market Fund and KeyPremier Limited Duration Government Securities Fund. Opinion of Counsel with respect to shares of KeyPremier Aggressive Growth Fund is incorporated by reference to Exhibit (10)(a) of Post-Effective Amendment No. 38 to Registrant's Registration Statement (No. 33- 21489) filed on November 15, 1996. Opinion of Counsel with respect to shares of KeyPremier Established Growth Fund and KeyPremier Intermediate Term Income Fund is incorporated by reference to Exhibit (10)(a) of Post-Effective Amendment No. 36 to Registrant's Registration Statement (No. 33-21489) filed on August 16, 1996. Opinion of Counsel with respect to Shares of 1st Source Monogram U.S. Treasury Obligations Money Market Fund, 1st Source Monogram Diversified Equity Fund, 1st Source Monogram Income Equity Fund, 1st Source Monogram Special Equity Fund, 1st Source Monogram Income Fund and 1st Source Monogram Intermediate Tax-Free Bond Fund is incorporated by reference to Exhibit (10)(a) of Post-Effective Amendment No. 35 to Registrant's Registration Statement (No. 33-21489) filed on June 6, 1996. Opinion of

                           Counsel with respect to Shares of the KeyPremier Prime Money Market Fund and the KeyPremier Pennsylvania Municipal Bond Fund is incorporated by reference to Exhibit (10)(a) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996. An Opinion of Counsel with respect to Shares of Riverside Capital Money Market Fund, Riverside Capital Value Equity Fund, Riverside Capital Fixed Income Fund, Riverside Capital Tennessee Municipal Obligations Fund, Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund was filed with Registrant's Notice filed on August 28, 1996, pursuant to Rule 24f-2.

                      (b) Opinion of Special Counsel with respect to Riverside Capital Tennessee Municipal Obligations Fund is incorporated by reference to Exhibit (10)(b) of Post-Effective Amendment No. 23 to Registrant's Registration Statement (No. 33-21489) filed on October 30, 1992.

             (11)     (a)  Consent of KPMG Peat Marwick LLP.

                      (b) Consent of Burch, Porter & Johnson is incorporated by reference to Exhibit (11)(b) of Post-Effective Amendment No. 23 to Registrant's Registration Statement (No. 33-21489) filed on October 30, 1992.


                      (c) Consent of Coopers & Lybrand L.L.P. is incorporated by reference to Exhibit (11)(c) of Post-Effective Amendment No. 39 to Registrant's Registration Statement (No. 33-21489) filed on March 18, 1997.


             (12)     None.

             (13) Purchase Agreement dated as of July 19, 1988, between Registrant and Winsbury Associates is incorporated by reference to Exhibit (13) of Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-21489) filed on July 21, 1988.

             (14)     None.

             (15)     (a)  Rule 12b-1 Plan (with respect to the Riverside
                           Capital Funds) is incorporated by reference to Exhibit (15)(a) of Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-21489) filed on July 21, 1988.

                      (c) Rule 12b-1 Plan (with respect to the 1st Source Monogram Funds) is incorporated by reference to Exhibit (15)(c) of Post-Effective Amendment No. 35 to Registrant's Registration Statement (No. 33-21489) filed on June 6, 1996.

                      (h) Rule 12b-1 Agreement dated October 1, 1993, between The Winsbury Company Limited Partner- ship and National Bank of Commerce (with respect to Riverside Capital Money Market Fund, Riverside Capital Equity Fund, Riverside Capital Fixed Income Fund and Riverside Capital Tennessee Municipal Obligations
                           Fund) is incorporated by reference to Exhibit (15)(h) of Post-Effective Amendment No. 27 to Registrant's Registration Statement (No. 33-21489) filed on October 19, 1993.

                      (m) Rule 12b-1 Agreement dated October 1, 1993, between The Winsbury Company Limited Partner- ship and Commerce Investment Corporation (with respect to Riverside Capital Money Market Fund, Riverside Capital Value Equity Fund, Riverside Capital Fixed Income Fund and River- side Capital Tennessee Municipal Obligations Fund) is incorporated by reference to Exhibit (15)(m) of Post-Effective Amendment No. 27 to Registrant's Registration Statement (No. 33-21489) filed on October 19, 1993.

                      (n) Rule 12b-1 Agreement dated October 19, 1993, between Registrant and The Winsbury Company Limited Partnership (with respect to Riverside Capital Money Market Fund, Riverside Capital Equity Fund, Riverside Capital Fixed Income Fund and Riverside Capital Tennessee Municipal Obligations Fund) is incorporated by reference to Exhibit (15)(n) of Post-Effective Amendment No. 28 to Registrant's Registration Statement (No. 33-21489) filed on February 4, 1994.

                      (o) Rule 12b-1 Agreement dated as of April 5, 1994, between The Winsbury Company Limited Partnership and Commerce Investment Corporation (with respect to Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund) is incorporated by reference to Exhibit (15)(o) of Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

                      (p) Rule 12b-1 Agreement dated as of April 5, 1994, between Registrant and The Winsbury Company Limited Partnership (with respect to Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund) is incorporated by reference to Exhibit (15)(p) of Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

                      (s) Rule 12b-1 Agreement dated as of May 16, 1994, between J.C. Bradford & Co. and The Winsbury Company Limited Partnership (with respect to the Riverside Capital Funds) is incorporated by reference to Exhibit (15)(s) of Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

                      (t) Rule 12b-1 Agreement dated as of May 16, 1994, between Morgan, Keegan & Co. and The Winsbury Company Limited Partnership (with respect to the Riverside Capital Funds) is incorporated by reference to Exhibit (15)(t) of Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

                      (u) Rule 12b-1 Agreement dated as of August 1, 1994, between J.J.B. Hilliard, W.L. Lyons, Inc. and The Winsbury Company Limited Partnership (with respect to the Riverside Capital Funds) is incorporated by reference to Exhibit (15)(u) of Post-Effective Amendment No. 31 to Registrant's Registration Statement (No. 33-21489) filed on October 14, 1994.

                      (v) Rule 12b-1 Agreement dated as of August 31, 1994, between TrustMark Investments, Inc. and The Winsbury Company Limited Partnership (with respect to the Riverside Capital Funds) is incorporated by reference to Exhibit (15)(v) of Post-Effective Amendment No. 31 to Registrant's Registration Statement (No. 33-21489) filed on October 14, 1994.

             (16)     (a)  Computation of Performance Quotations for Riverside
                           Capital Money Market Fund is incorporated by reference to Exhibit (16)(a) of Post-Effective Amendment No. 27 to Registrant's Registration Statement (No. 33-21489) filed on October 19, 1993.

                      (b) Computation of Performance Quotations for Riverside Capital Value Equity Fund and Riverside Capital Fixed Income Fund is incorporated by reference to Exhibit
                           (16)(b) of Post-Effective Amendment No. 27 to Registrant's Registration Statement (No. 33-21489) filed on October 19, 1993.

                      (f) Computation of Performance Quotations for Riverside Capital Tennessee Municipal Obligations Fund is incorporated by reference to Exhibit (16)(f) of Post-Effective Amendment No. 27 to Registrant's Registration Statement (No. 33-21489) filed on October 19, 1993.

                      (h) Computation of Performance Quotations for Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund is incorporated by reference to Exhibit (16)(h) of Post-Effective Amendment No. 33 to Registrant's Registration Statement (No. 33-21489) filed on October 30, 1995.


                      (i) Computation of Performance Quotations for KeyPremier Prime Money Market Fund and KeyPremier Pennsylvania Municipal Bond Fund. Computation of Performance Quotations for KeyPremier Established Growth Fund and KeyPremier Aggressive Growth Fund is incorporated by reference to Exhibit (16)(i) of Post-Effective Amendment No. 38 to Registrant's Registration Statement (No. 33- 21489) filed on November 15, 1996. Computation of Performance Quotations for KeyPremier Intermediate Term Income Fund, KeyPremier U.S. Treasury Obligations Money Market Fund and
                           KeyPremier Limited Duration Government Securities Fund to be filed by amendment.

                      (j) Computation of Performance Quotations for 1st Source Monogram Diversified Equity Fund, 1st Source Monogram Income Equity Fund, 1st Source Monogram Special Equity Fund and 1st Source Monogram Income Fund is incorporated by reference to Exhibit (16)(j) of Post-Effective Amendment No. 39 to Registrant's Registration Statement (No. 33-21489) filed on March 18, 1997. Computation of Performance Quotations for 1st Source Monogram U.S. Treasury Obligations Money Market Fund and 1st Source Monogram Intermediate Tax-Free Bond Fund to be filed by amendment.


             (17) Financial Data Schedules for KeyPremier Prime Money Market Fund, KeyPremier Pennsylvania Municipal Bond Fund, 1st Source Monogram Diversified Equity Fund, 1st Source Monogram Income Equity Fund, 1st Source Monogram

                           Special Equity Fund and 1st Source Monogram Income Fund are incorporated by reference to Exhibit (17) of Post-Effective Amendment No. 39 to Registrant's Registration Statement (No. 33-21489) filed on
                           March 18, 1997. Financial Data Schedules for the Riverside Capital Funds are incorporated by reference to Exhibit (17) of Post-Effective
                           Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996. Financial Data Schedules for the other KeyPremier Funds and the other 1st Source Monogram Funds to be filed by amendment.


             (18)          None.

             (19)     (a)  Powers of Attorney of Stephen G. Mintos, Chalmers P.
                           Wylie, Walter B. Grimm and Maurice G. Stark are incorporated by reference to Exhibit (17)(a) of Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

                      (b)  Consent of Baker & Hostetler LLP.

                      (c) Power of Attorney of Nancy E. Converse is incorporated by reference to Exhibit (19)(c) of Post-Effective Amendment No. 36 to Registrant's Registration Statement (No. 33-21489) filed on August 16, 1996.

                      (d) Power of Attorney of James H. Woodward is incorporated by reference to Exhibit (19)(d) of Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

Item 25. Persons Controlled By or Under Common Control with Registrant

         None.

Item 26. Number of Holders of Securities

         As of March 3, 1997, the number of record holders of each series of shares of the Registrant were as follows:

         Title of Series                                Number of Record Holders

         Riverside Capital Money
           Market Fund                                                  25
         Riverside Capital
           Value Equity Fund                                           148
         Riverside Capital
           Fixed Income Fund                                            27
         Riverside Capital Tennessee Municipal
           Obligations Fund                                             19
         Riverside Capital Low Duration
          Government Securities Fund                                     6
         Riverside Capital Growth Fund                                  53
         KeyPremier Prime
           Money Market Fund                                             7
         KeyPremier Pennsylvania
            Municipal Bond Fund                                          8
         1st Source Monogram U.S. Treasury
           Obligations Money Market Fund                                 0
         1st Source Monogram Diversified
           Equity Fund                                                  13
         1st Source Monogram Income Equity Fund                         16
         1st Source Monogram Special Equity Fund                        27
         1st Source Monogram Income Fund                                 8
         1st Source Monogram Intermediate Tax-Free
           Bond Fund                                                     0
         KeyPremier Established Growth Fund                             29
         KeyPremier Intermediate Term
            Income Fund                                                 15
         KeyPremier Aggressive Growth Fund                              19

         KeyPremier U.S. Treasury Obligations Money
            Market Fund                                                  0
         KeyPremier Limited Duration Government
            Securities Fund                                              0



Item 27. Indemnification

         Article VI, Section 6.4 of the Registrant's Declaration of Trust, filed as Exhibit 1 hereto, provides for the indemnification of Registrant's Trustees and officers. Indemnification of the Group's principal underwriter, custodians, investment advisers, manager and administrator, transfer agent and fund accountant is provided for, respectively, in Section 1.11 of the Distribution Agreements filed as Exhibits 6(a), 6(c) and 6(e) hereto, Section 8 of the Custodial Services Agreement filed as Exhibit 8(a) hereto, Article XVII, Section 14 of the Custody Agreement filed as Exhibit 8(b) hereto, Article VIII,
         Section 8.1 of the Custody Agreement filed as Exhibit 8(c) hereto,
         Section 8 of the Investment Advisory Agreements filed as Exhibits 5(a), 5(b), 5(c), 5(d), 5(e) and 5(f) hereto, Section 4 of the Management and Administration Agreements filed as Exhibits 9(a), 9(u), 9(x) and 9(aa) hereto, Section 9 of the Transfer Agency Agreements filed as Exhibits 9(g), 9(z) and 9(ac) hereto, and Section 6 of the Fund Accounting Agreements filed as

         Exhibits 9(h), 9(v), 9(y) and 9(ab) hereto. As of the effective date of this Registration Statement, the Group will have obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser

    (a) National Bank of Commerce, Memphis, Tennessee ("NBC"), is the investment adviser for Riverside Capital Money Market Fund, Riverside Capital Value Equity Fund, Riverside Capital Fixed Income Fund, Riverside Capital Tennessee Municipal Obligations Fund, Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund. NBC is a wholly owned subsidiary of National Commerce Bancorporation. In addition to serving as investment adviser of such Funds, NBC and its affiliates hold and manage, on behalf of their clients, assets which as of September 30, 1996, totalled $3.9 billion, and of which approximately $989 million are managed in a variety of balanced, equity and fixed income portfolios.

         To the knowledge of Registrant, none of the directors or officers of NBC, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers and directors of NBC also hold positions with NBC's parent, National Commerce Bancorporation. Set forth below are the names and principal businesses of the directors of NBC who are engaged in any other business, profession, vocation, or employment of a substantial nature.

                         Position
        Name             with NBC       Principal Occupation

Frank G. Barton, Jr.     Director       Chairman of the Board
                                        Barton Group, Inc.
                                        2620 Thousand Oaks Blvd., Suite 1200
                                        Memphis, Tennessee 38118
                                        (Retail Equipment Sales)

Jack R. Blair            Director       Smith & Nephew North America
                                        1450 East Brooks Road
                                        Memphis, Tennessee  38116
                                        (Medical Devices)

R. Grattan Brown, Jr.    Director       Partner, law firm of
                                        Glankler, Brown, Gilliland, Chase,
                                          Robinson & Raines
                                        One Commerce Square
                                        Memphis, Tennessee  38103

Bruce E. Campbell, Jr.   Director       Former Chairman
                                        National Bank of Commerce
                                        and National Commerce
                                          Bancorporation
                                        One Commerce Square
                                        Memphis, Tennessee  38150

Christopher W. Canale    Director       President
                                        D. Canale Beverages, Inc.
                                        45 E.H. Crumps Blvd.
                                        Memphis, Tennessee  38106
                                        (Distribution)

John D. Canale III       Director       President
                                        D. Canale Food Services, Inc.
                                        7 West Georgia
                                        Memphis, Tennessee  38103
                                        (Distribution)

Edmond D. Cicala         Director       President
                                        Edmond Enterprises, Inc.
                                        1213 Park Place Center
                                        Suite 200
                                        Memphis, Tennessee  38119
                                        (Consulting)

John S. Evans            Director       Former President
                                        National Bank of Commerce
                                        One Commerce Square
                                        Memphis, Tennessee  38150

Thomas C. Farnsworth, Jr.Director       Farnsworth Investment Co.
                                        2175 Business Center Drive
                                        Suite 11
                                        Memphis, Tennessee 38134-5621
                                        (Real Estate)

Thomas M. Garrott        Chairman       Chairman of the Board and
                                        Chief Executive Officer
                                        National Commerce Bancorporation
                                        One Commerce Square
                                        Memphis, Tennessee  38150

Mackie H. Gober          President/     President
                         Director       National Bank of Commerce
                                        One Commerce Square
                                        Memphis, Tennessee  38150

Lewis E. Holland         Director       Executive Vice President and
                                        Chief Financial Officer
                                        National Commerce Bancorporation
                                        One Commerce Square
                                        Memphis, Tennessee  38150
                                        prior thereto -
                                        Partner
                                        Ernst & Young
                                        One Commerce Square
                                        Memphis, Tennessee  38103
                                        (Accounting)

R. Lee Jenkins           Director       Retired
                                        6075 Poplar, Suite 721
                                        Memphis, Tennessee  38119

James E. McGehee, Jr.    Director       President
                                        McGehee Realty & Development Company
                                        675 Oakleaf Office Lane, Suite 102
                                        Memphis, Tennessee 38117
                                        (Real Estate)

W. Neely Mallory, Jr.    Director       President
                                        Memphis Compress & Storage Company
                                        P.O. Box 9436
                                        Memphis, Tennessee 38109
                                        (Cotton Warehousing)

Harry J. Phillips, Sr.   Director       Chairman of the Executive Committee
                                        Browning-Ferris Industries
                                        2750 One Commerce Square
                                        Memphis, Tennessee  38103
                                        (Waste Disposal Services)

William R. Reed, Jr.     Director       Executive Vice President
                                        National Commerce Bancorporation
                                        One Commerce Square
                                        Memphis, Tennessee  38150

Rudi E. Scheidt          Director       Retired
                                        54 South White Station
                                        Memphis, Tennessee  38117

Lucy Y. Shaw             Director       President
                                        Common Denominator, Inc.
                                        2195 Poplar Avenue, Suite 505
                                        East Memphis, Tennessee  38104
                                        prior thereto -
                                        Chief Executive Officer
                                        Regional Medical Center at Memphis
                                        877 Jefferson Avenue
                                        Memphis, Tennessee  38103
                                        (Hospital)

Robert M. Solmson        Director       President
                                        RFS Hotel Investors, Inc.
                                        1213 Park Place Center, Suite 200
                                        Memphis, Tennessee 38119
                                        (Real Estate)

Sidney A. Stewart, Jr.   Director       Retired
                                        5350 Poplar Avenue
                                        Memphis, Tennessee  38119

R. Lee Taylor            Director       Private Investor
                                        1755-A Lynnfield Drive
                                        Suite 232
                                        Memphis, Tennessee  38119

Henry M. Turley, Jr.     Director       President
                                        Henry Turley Company
                                        65 Union Avenue, Suite 1200
                                        Memphis, Tennessee 38103
                                        (Real Estate Management and Investment)


    (b) Martindale Andres & Company, Inc., West Conshohocken, Pennsylvania ("Martindale Andres"), is the investment adviser for KeyPremier Prime Money Market Fund, KeyPremier Pennsylvania Municipal Bond Fund, KeyPremier Established Growth Fund, KeyPremier Intermediate Term Income Fund, KeyPremier Aggressive Growth Fund, KeyPremier U.S. Treasury Obligations Money Market Fund and KeyPremier Limited Duration Government Securities Fund. Martindale Andres is a wholly-owned subsidiary of Keystone Financial, Inc. In addition to serving as investment adviser of such Funds, Martindale Andres has managed since its founding the investment portfolios of high net worth individuals, endowments and pension and common trust funds. Martindale Andres currently has over

         $960 million under management, including over $400 million of municipal securities.

         To the knowledge of Registrant, none of the directors or officers of Martindale Andres is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers and directors of Martindale Andres also hold positions with Martindale Andres' parent, Keystone Financial, Inc.

    (c) 1st Source Bank, South Bend, Indiana ("FSB"), is the investment adviser for 1st Source Monogram U.S. Treasury Obligations Money Market Fund, 1st Source Monogram Diversified Equity Fund, 1st Source Monogram Income Equity Fund, 1st Source Monogram Special Equity Fund, 1st Source Monogram Income Fund and 1st Source Monogram Intermediate Tax-Free Bond Fund. FSB is a wholly-owned subsidiary of 1st Source Corporation. In addition to serving as investment adviser of such Funds, FSB and its affiliates administer and manage, on behalf of their clients, trust assets which as of December 31, 1996, totalled approximately $1.25 billion. Of such amount, approximately $512 million are managed on behalf of personal trust customers and approximately $739 million are managed on behalf of employee benefit plans. The Adviser has over 60 years of banking experience and as of December 31, 1996, on a consolidated basis with 1st Source Corporation, had over $2.07 billion in assets.

         To the knowledge of Registrant, none of the directors or officers of FSB, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers and directors of FSB also hold positions with FSB's parent, First Source Corporation. Set forth below are the names and principal businesses of the directors of FSB who are engaged in any other business, profession, vocation, or employment of a substantial nature.

                              Position
Name                          with FSB       Principal Occupation
----                          --------       --------------------
Rev. E. William Beauchamp     Director       Executive Vice President
                                             University of Notre Dame
                                             South Bend, IN  46556

Paul R. Bowles                Director       Former Senior Vice
                                               President
                                             Clark Equipment Company
                                             1202 East Jefferson
                                             South Bend, IN 46617
                                             (off-highway components
                                             and construction machinery
                                             manufacturing)

Philip J. Faccenda            Director       President
                                             Bear Financial, Inc.
                                             1222 E. Erskine
                                               Manor Hill
                                             South Bend, IN  46617
                                             (venture capital)

                                             Vice President and
                                               General Counsel Emeritus
                                             University of Notre Dame
                                             South Bend, IN  46556

Daniel B. Fitzpatrick         Director       Chairman, President,
                                             Chief Executive
                                               Officer and Director
                                               Quality Dining, Inc.
                                             P. O. Box 416
                                             South Band, IN  46624
                                             (quick service and
                                               casual dining
                                               restaurant operator)

Terry L. Gerber               Director       President and Chief
                                               Executive Officer
                                             Gerber Manufacturing
                                               Company, Inc.
                                             1417 Olivia Circle
                                             South Bend, IN 46614
                                             (manufacturer of police
                                             and emergency outerwear)

Lawrence E. Hiler             Director       President
                                             Hiler Industries
                                             P.O. Box 639
                                             La Porte, IN 46350
                                             (metal casting)

Anne M. Hillman               Director       Civic Leader
                                             3904 Nall Court
                                             South Bend, IN 46614

Hollis E. Hughes, Jr.         Director       Executive Director
                                             United Way of
                                             St. Joseph County
                                             3517 E. Jefferson
                                             P.O. Box 6396
                                             South Bend, IN 46660

H. Thomas Jackson             Director       Chairman
                                             Bornemann Coated Fabrics
                                             Bornemann Products
                                             P. O. Box 208
                                             Bremen, IN  46506
                                             (vinyl sales)

William P. Johnson            Director       Chairman & CEO
                                             Goshen Rubber Co., Inc.
                                             1525 S. 10th
                                             Goshen, IN  46527
                                             (manufacturer of
                                             automotive rubber parts)

Craig A. Kapson               Director       President
                                             Jordan Ford, Toyota, Volvo,
                                             Lincoln Mercury
                                             609 E. Jefferson
                                             Mishawaka, IN  46545
                                             (automobile sales)

David L. Lerman               Director       President
                                             Steel Warehouse Company,
                                               Inc.
                                             2722 West Tucker Drive
                                             South Bend, IN  46624
                                             (warehouse storage)

Richard J. Pfeil              Director       Chairman and President
                                             Koontz-Wagner Electric Co.
                                             3801 Voorde Drive
                                             South Bend, IN  46628
                                             (electrical equipment
                                             repair, construction and
                                             installation)

John T. Phair                 Director       Vice President
                                             The Holladay Corporation
                                             220 Colfax, Suite 200
                                             South Bend, IN  46601
                                             (property management)

Mark D. Schwabero             Director       Executive Vice President
                                             Bosch Braking Systems Corp.
                                             401 N. Bendix Drive
                                             South Bend, IN 46634
                                             (manufacturers of
                                             automotive brakes and
                                             brake components)

Elmer H. Tepe                 Director       President
                                             E.H. Tepe Co.
                                             c/o 1st Source Corporation
                                             100 North Michigan Street
                                             South Bend, IN  46634
                                             (holding company)

    (d) Miller Anderson and Sherrerd LLP, West Conshohocken, Pennsylvania ("Miller Anderson") is a sub-investment adviser for 1st Source Monogram Diversified Equity Fund. Miller Anderson is wholly owned by Morgan Stanley Group, Inc., 1585 Broadway, New York, New York 10036. In addition to serving as sub-investment adviser of such Fund, Miller Anderson provides advice primarily to institutions, including other investment companies, and currently has approximately $35 billion in assets under management, of which approximately $2.4 billion is managed using Miller Anderson's value style.

         To the knowledge of Registrant, none of the directors or officers of Miller Anderson, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers and directors of Miller Anderson also hold positions with Miller Anderson's parent, Morgan Stanley Group, Inc. Set forth below are the names and principal businesses of the directors of Miller Anderson who are engaged in any other business, profession, vocation, or employment of a substantial nature.

Partner                  Name and Address              Nature of
of Miller Anderson       of Business                   Connection
------------------       -----------                   ----------
Dean Williams            Shanghai Dazhong Taxi         Director
                           Co., Ltd.
                         920 Nanjing Road
                         16th Floor
                         Shanghai, China  200041

Marna C. Whittington     Rohm & Haas Company           Director
                         Independence Mall West
                         Philadelphia, PA  19105

                         Berwind Group                 Director
                         1500 Market Street
                         3000 Centre Square West
                         Philadelphia, PA  19102

Ellen D. Harvey, CFA     Owosso Corporation            Director
                         One Tower Bridge
                         14th Floor
                         W. Conshohocken, PA  19428

    (e) Loomis Sayles & Company, L.P., Chicago, Illinois ("Loomis") is a sub-investment adviser for 1st Source Monogram Diversified Equity Fund. The sole general partner of Loomis is Loomis Sayles & Company, Incorporated, One Financial Center, Boston, Massachusetts 02111. In addition to serving as sub-investment adviser of such Fund, Loomis provides investment advice to the nine series of the Loomis Sayles Funds, nine series of Loomis Sayles Investment Trust, six series of New England Funds Trust I, one series of New England Funds Trust III, and three series of New England Zenith Funds, all of which are registered investment companies, and to other organizations and individuals.

         To the knowledge of Registrant, none of the directors or officers of Loomis is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


    (f) Columbus Circle Investors ("Columbus") is a general partnership formed on September 9, 1994, which is registered as an investment adviser under the Investment Advisers Act of 1940. PIMCO Advisors L.P. and Columbus Circle Investors Management Inc. ("CCI, Inc."), a wholly-owned subsidiary of PIMCO Advisors L.P., are the general partners of Columbus. Columbus consists of the personnel of the former Columbus Circle Investors Division of Thomson Advisory Group L.P. ("TAGLP") and the investment personnel of the former Mutual Funds Division of TAGLP. Columbus acts as sub-adviser to other mutual funds and also advises and manages individual accounts, profit sharing and pension funds and institutional accounts.

         To the knowledge of Registrant, set forth below are the substantial business engagements during at least the two past fiscal years of each director or senior executive officer of Columbus:

NAME AND POSITION             BUSINESS AND
    WITH CCI                  OTHER CONNECTIONS
-----------------             -----------------
Irwin F. Smith                Member of Equity and Operating Boards and
  Chairman, Managing          Operating Committee, PIMCO Advisors L.P.;
  Director, Chief             Director and Chairman, Columbus Circle
  Executive Officer and       Investors Management, Inc., Director,
  Chief Investment            Columbus Circle Trust Company
  Officer

Donald A. Chiboucas           Member of Operating Board, PIMCO Advisors
  President and               L.P.; Director and President, Columbus
  Managing Director           Circle Investors Management, Inc.


Louis P. Celentano            Director and Vice President, Columbus
  Managing Director           Circle Investors Management, Inc.;
                              Director and Chairman, Columbus Circle
                              Trust Company; Director and Chairman, Columbus
                              Circle Asset Management, Ltd.


Daniel S. Pickett             Member of Operating Board, PIMCO Advisors
  Managing Director           L.P. (1995); Director, Columbus Circle
                              Investors Management, Inc.

Amy M. Hogan                  Member of Operating Board, PIMCO Advisors
  Managing Director           L.P. (1996); Director, Columbus Circle
                              Investors Management, Inc.

Robert W. Fehrmann            Director, Columbus Circle Investors
  Managing Director           Management Inc.


C. Paul Tyborowski            President, Columbus Circle Trust
  Managing Director           Company; President, Columbus Circle
                              Asset Management, Ltd.



         The address of Columbus, Columbus Circle Trust Company and Columbus Circle Investors management Inc. is One Station Place, Stamford,
         CT 06902.

         PIMCO Advisors L.P. was organized as a limited partnership under Delaware law in 1987 and is registered as an investment adviser under the Investment Advisers Act of 1940. In November 1994, PIMCO Advisors L.P. (then known as Thomson Advisory Group, L.P. ("TAGLP")) combined its investment advisory business with the investment advisory business of several subsidiaries of Pacific Mutual Life Insurance Company and changed its name to PIMCO Advisors L.P. PIMCO Advisors L.P. manages three mutual fund complexes. PIMCO Advisors L.P. also has various subsidiary partnerships, including Columbus, which advise and manage mutual funds, individual accounts, profit-sharing and pension funds and institutional accounts and act as sub-advisers to certain mutual funds.


         PIMCO Partners, G.P. ("PIMCO GP"), PIMCO Advisors L.P.'s general partner, is a general partnership with two partners: (i) an indirect wholly-owned subsidiary of

         Pacific Mutual Life Insurance Company; and (ii) PIMCO Partners, L.L.C. ("LLC"), a limited liability company, all of the interests of which are held directly by the Managing Directors of Pacific Investment Management Company who are William H. Gross, Dean S. Meiling, James F. Muzzy, William F. Podlich, III, Frank B. Rabinovitch, Brent R. Harris, John L. Hague, William S. Thompson, Jr., William C. Powers, David H. Edington and Benjamin L. Trosky (collectively, the "Managing Directors"). PIMCO Partners, G.P. has substantially delegated its management and control of PIMCO Advisors L.P. to an Equity Board and an Operating board of PIMCO Advisors L.P. The activities of PIMCO Advisors L.P. are controlled by its Operating Board except that certain non-routine or extraordinary actions may not be effected by the Operating Board without the approval of PIMCO Advisors L.P.'s Equity Board. The Operating Board has in turn delegated the authority to manage day-to-day operations and policies to an Operating Committee. The Operating Board is composed of twelve members, of which seven (including the chairman) are designated by Pacific Investment Management Company, a subsidiary general partnership of PIMCO Advisors L.P. and a sub-adviser to several mutual funds. The Equity Board is composed of twelve members including the chief executive officer of PIMCO Advisors L.P., three members designated by Pacific Financial Asset Management Company, the chairman of the Operating Board, two members designated by LLC, two members designated by holders of Series B Preferred Stock of Thomson Advisory Group Inc., the former general partner of PIMCO Advisors L.P., and three independent members. Because of the ability to designate a majority of the Members of the Operating Board, Pacific Investment Management Company and the Managing Directors could be said to control PIMCO Advisors L.P., although the Managing Directors disclaim such authority.

Item 29. Principal Underwriter


    (a) BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") acts as distributor and administrator for Registrant. BISYS also distributes the securities of The Victory Portfolios, the Parkstone Group of Funds, the AmSouth Mutual Funds, the
         American Performance Funds, The Coventry Group, the BB&T Mutual Funds Group, The ARCH Fund, Inc., the M.S.D.& T. Funds, Inc., the Pacific Capital Funds, the MMA Praxis Mutual Funds, The Riverfront Funds, Inc., the Summit Investment Trust, HSBC Mutual Funds Group, the Qualivest Funds, Empire Builder Tax Free Bond Fund, First Choice Funds Trust, Fountain Square Funds, Hirtle Callaghan Trust, The Infinity Mutual Funds, Inc., Intrust Funds, The Kent Funds, Meyers Sheppard Investment Trust, Minerva Funds, The Parkstone Advantage Funds, Pegasus Funds,
         The Republic Funds Trust, The Republic Advisors Funds Trust, SBSF Funds, Inc. dba Key Mutual Funds, Sefton Funds, Summit Investment
         Trust and The Time Horizon Funds, each of which is a management investment company.

    (b) To the best of Registrant's knowledge, the partners of BISYS are as follows:


                                   Positions and Offices    Positions and
         Name and Principal        with BISYS Fund        Offices with
         Business Address          Services                 Registrant
         ----------------          --------                 ----------
         BISYS Fund Services,      Sole General Partner     None
           Inc.
         3435 Stelzer Road
         Columbus, Ohio 43219

         WC Subsidiary             Sole Limited Partner     None
           Corporation
         3435 Stelzer Rd.
         Columbus, Ohio 43229


    (c)  None.

Item 30. Location of Accounts and Records

    (1) National Bank of Commerce, One Commerce Square, Memphis, Tennessee 38150 (records relating to its functions as investment adviser for the Riverside Capital Funds).

    (2) Martindale Andres & Company, Inc., 200 Four Falls Corporate Center, West Conshohocken, Pennsylvania 19428 (records relating to its functions as investment adviser for the KeyPremier Funds).

    (3) 1st Source Bank, 100 North Michigan Street, South Bend, Indiana 46634 (records relating to its functions as investment adviser for the 1st Source Monogram Funds).

    (4) Miller Anderson and Sherrerd LLP, One Tower Bridge, Suite 1100, West Conshohocken, Pennsylvania 19428 (records relating to its functions as sub-investment adviser for 1st Source Monogram Diversified Equity
         Fund).

    (5) Loomis Sayles & Company, L.P., 3 First National Plaza, Suite 5450, Chicago, Illinois 60600 (records relating to its functions as sub-investment adviser for 1st Source Monogram Diversified Equity
         Fund).

    (6) Columbus Circle Investors, #1 Metro Place, Stamford, Connecticut 06902 (records relating to its functions as sub-investment adviser for 1st Source Monogram Diversified Equity Fund).

    (7) BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as manager, administrator and distributor).

    (8) BISYS Fund Services Ohio, Inc. and BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as transfer agent and as fund accountant).

    (9) Baker & Hostetler LLP, 65 East State Street, Columbus, Ohio 43215 (Declaration of Trust, By-Laws, and Minute Books).

    (10) National City Bank, 1900 East 9th Street, Cleveland, Ohio 44114 (records relating to its function as custodian for the Riverside Capital Funds).

    (11) The Bank of New York, 48 Wall Street, New York, New York 10286 (records relating to its function as custodian for the KeyPremier Funds).

    (12) The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (records relating to its function as custodian for the 1st Source Monogram Funds).

Item 31. Management Services

         None

Item 32. Undertakings


         Registrant undertakes to file a post-effective amendment, using reasonably current financial statements of KeyPremier U.S. Treasury Obligations Money Market Fund and KeyPremier Limited Duration Government Securities Fund, which need not be certified, within four to six months of the commencement of operations of such Funds.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus, Ohio, on the 14th day of April, 1997.



                                        THE SESSIONS GROUP
                                        Registrant


                                        /s/ Walter B. Grimm
                                        ------------------------------
                                        Walter B. Grimm, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



        Signature                  Title                         Date

/s/ Walter B. Grimm                President (Principal          April 14, 1997
--------------------------         Executive Officer)
Walter B. Grimm                    and Trustee

/s/*Stephen G. Mintos              Treasurer                     April 14, 1997
--------------------------         (Principal Financial
Stephen G. Mintos                  Officer and Principal
                                   Accounting Officer)

/s/*Nancy E. Converse              Trustee                       April 14, 1997
--------------------------
Nancy E. Converse

/s/*Maurice G. Stark               Trustee                       April 14, 1997
--------------------------
Maurice G. Stark

/s/*James H. Woodward              Trustee                       April 14, 1997
--------------------------
James H. Woodward

/s/*Chalmers P. Wylie              Trustee                       April 14, 1997
--------------------------
Chalmers P. Wylie

*By/s/ Walter B. Grimm                                           April 14, 1997
   -----------------------
   Walter B. Grimm
   Attorney-In-Fact

                                  EXHIBIT INDEX

Exhibit No.                   Description                                  Page
-----------                   -----------                                  ----
    1(a)          Declaration of Trust dated as of April 25,
                  1988, was filed as Exhibit (1)(a) to
                  Post-Effective Amendment No. 34 to Registrant's
                  Registration Statement (No. 33-21489) filed on
                  April 25, 1996.

    (b) Amendment of Article IV, Section 4.2 of Declaration of Trust adopted August 15, 1989, was filed as Exhibit (1)(b) to Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

    (c) Amendment of Article V, Section 5.3 of Declaration of Trust adopted October 23, 1989, was filed as Exhibit (1)(c) to Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

    (d) Amendment of Article IV, Section 4.2 of Declaration of Trust adopted July 23, 1991, was filed as Exhibit (1)(d) to Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

    (e) Amendment of Article IV, Section 4.2 of Declaration of Trust adopted August 13, 1992, was filed as Exhibit (1)(e) to Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

    (f)           Amendment of Article IV, Section 4.2 of
                  Declaration of Trust as adopted October 28,
                  1992, was filed as Exhibit (1)(f) to
                  Post-Effective Amendment No. 34 to Registrant's
                  Registration Statement (No. 33-21489) filed on
                  April 25, 1996.

                                  EXHIBIT INDEX

Exhibit No.                   Description                                  Page
-----------                   -----------                                  ----

    (g)           Amendment of Article IV, Section 4.2 of
                  Declaration of Trust as adopted February 18,
                  1994, was filed as Exhibit (1)(g) to
                  Post-Effective Amendment No. 34 to Registrant's
                  Registration Statement (No. 33-21489) filed on
                  April 25, 1996.

    (h) Amendment of Article IV, Section 4.2 of Declaration of Trust as adopted May 16, 1994, was filed as Exhibit (1)(h) to Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

    (i) Amendment to Article IV, Section 4.2 of Declaration of Trust as adopted April 10, 1996, was filed as Exhibit (1)(i) to Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

    (j) Amendment to Article IV, Section 4.2 of Declaration of Trust as adopted May 16, 1996, was filed as Exhibit (1)(j) to Post-Effective Amendment No. 35 to Registrant's Registration Statement (No. 33-21489) filed on June 6, 1996.

    (k)           Amendment to Article IV, Section 4.2 of
                  Declaration of Trust as adopted August 15,
                  1996, was filed as Exhibit (1)(k) to
                  Post-Effective Amendment No. 36 to Registrant's
                  Registration Statement (No. 33-21489) filed on
                  August 16, 1996.

    (l)           Amendment to Article IV, Section 4.2 of
                  Declaration of Trust as adopted September 27,
                  1996 was filed as Exhibit (1)(l) to
                  Post-Effective Amendment No. 38 to Registrant's
                  Registration Statement (No. 33-21489) filed on
                  November 15, 1996.

                                  EXHIBIT INDEX

Exhibit No.                   Description                                  Page
-----------                   -----------                                  ----


    (m)           Amendment to Article IV, Section 4.2 of
                  Declaration of Trust as adopted as of January
                  14, 1997, was filed as Exhibit (1)(m) to Post-Effective Amendment No. 39 to Registrant's Registration Statement (No. 33-21489) filed on March 18, 1997.


    2             By-Laws were filed as Exhibit (2) to
                  Post-Effective Amendment No. 34 to Registrant's
                  Registration Statement (No. 33-21489) filed on
                  April 25, 1996.

    5(a) Investment Advisory Agreement dated as of July 19, 1988, between Registrant and National Bank of Commerce (with respect to Riverside Capital Money Market Fund) was filed as Exhibit (5)(a) to Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

    (b) Investment Advisory Agreement dated as of September 20, 1991, between Registrant and National Bank of Commerce (with respect to Riverside Capital Value Equity Fund and Riverside Capital Fixed Income Fund) was filed as Exhibit (5)(b) to Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

    (c) Investment Advisory Agreement dated as of October 27, 1992, between Registrant and National Bank of Commerce (with respect to Riverside Capital Tennessee Municipal Obligations Fund) was filed as Exhibit (5)(c) to Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

    (d) Investment Advisory Agreement dated April 5, 1994, as amended June 3, 1994, between Registrant and National Bank of Commerce (with respect to Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund) was filed as Exhibit
                  (5)(d) to Post-Effective Amendment No. 34 to
                  Registrant's Registration Statement (No.
                  33-21489) filed on April 25, 1996.

                                  EXHIBIT INDEX

Exhibit No.                   Description                                  Page
-----------                   -----------                                  ----


    (e)           Investment Advisory Agreement dated July 9,
                  1996, as proposed to be amended as of June __, 1997, between Registrant and Martindale
                  Andres & Company, Inc. (with respect to the
                  KeyPremier Funds).


    (f) Investment Advisory Agreement dated August 20, 1996, between Registrant and 1st Source Bank (with respect to 1st Source Monogram Funds) was filed as Exhibit (5)(f) to Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

    (g) Sub-Investment Advisory Agreement dated August 20, 1996, between 1st Source Bank and Miller Anderson & Sherrerd LLP (with respect to 1st Source Monogram Diversified Equity Fund) was filed as Exhibit (5)(g) to Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

    (h) Sub-Investment Advisory Agreement dated August 20, 1996, between 1st Source Bank and Loomis Sayles & Company, L.P. (with respect to 1st Source Monogram Diversified Equity Fund) was filed as Exhibit (5)(h) to Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

    (i) Sub-Investment Advisory Agreement dated August 20, 1996, between 1st Source Bank and Columbus Circle Investors (with respect to 1st Source Monogram Diversified Equity Fund) was filed as Exhibit (5)(i) to Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

                                  EXHIBIT INDEX

Exhibit No.                   Description                                  Page
-----------                   -----------                                  ----

    6(a) Distribution Agreement dated October 1, 1993, as amended as of June 3, 1994, between Registrant and The Winsbury Company Limited Partnership was filed as Exhibit (6)(a) to Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

    (b)           Form of Selected Dealer Agreement was filed as
                  Exhibit (6)(b) to Post-Effective Amendment No.
                  34 to Registrant's Registration Statement (No.
                  33-21489) filed on April 25, 1996.


    (c)           Distribution Agreement dated as of July 9,
                  1996, as proposed to be amended as of
                  June __, 1997, between Registrant and BISYS
                  Fund Services Limited Partnership (relating to the KeyPremier Funds).


    (d) Form of Shareholder Services Agreement was filed as Exhibit (6)(d) to Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

    (e) Distribution Agreement dated as of August 20, 1996, between Registrant and BISYS Fund Services Limited Partnership (relating to the 1st Source Monogram Funds) was filed as Exhibit
                  (6)(e) to Post-Effective Amendment No. 37 to
                  Registrant's Registration Statement (No.
                  33-21489) filed on October 21, 1996.

    8(a) Custodial Services Agreement dated as of March 1, 1995, between Registrant and National City Bank (with respect to the Riverside Capital Funds) was filed as Exhibit (8) of Post-Effective Amendment No. 33 to Registrant's Registration Statement (No. 33-21489) filed on October 30, 1995.

                                  EXHIBIT INDEX

Exhibit No.                   Description                                  Page
-----------                   -----------                                  ----


    (b) Custody Agreement dated July 9, 1996, as proposed to be amended as of June __, 1997, between Registrant and The Bank of New York (with respect to the KeyPremier Funds).


    (c) Custody Agreement dated August 20, 1996, between Registrant and The Fifth Third Bank (with respect to the 1st Source Monogram Funds) was filed as Exhibit (8)(c) to Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.


    (d) Cash Management and Related Services Agreement dated September 24, 1996, as proposed to be amended as of June __, 1997, between Registrant and The Bank of New York.


    9(a) Management and Administration Agreement dated August 23, 1990, as amended October 27, 1992, between Registrant and The Winsbury Company Limited Partnership (with respect to Riverside Capital Money Market Fund, Riverside Capital Equity Fund, Riverside Capital Fixed Income Fund and Riverside Capital Tennessee Municipal Obligations Fund) was filed as Exhibit (9)(a) to Post-Effective Amendment No. 25 to Registrant's Registration Statement (No. 33-21489) filed on April 27, 1993.

    (g) Transfer Agency Agreement dated as of September 1, 1992, as amended as of May 1, 1994, between Registrant and BISYS Fund Services Ohio, Inc. (formerly The Winsbury Service Corporation) (with respect to the Riverside Capital Funds) was filed as Exhibit (9)(g) to Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

                                  EXHIBIT INDEX

Exhibit No.                   Description                                  Page
-----------                   -----------                                  ----

    (h) Fund Accounting Agreement dated February 4, 1993, between Registrant and The Winsbury Service Corporation (with respect to Riverside Capital Money Market Fund, Riverside Capital Equity Fund, Riverside Capital Fixed Income Fund and Riverside Capital Municipal Obligations Fund) was filed as Exhibit (9)(h) to Post-Effective Amendment No. 25 to Registrant's Registration Statement (No. 33-21489) filed on April 27, 1993.

    (r) Administrative Services Plan of Registrant effective October 19, 1993 was filed as Exhibit
                  (9)(r) to Post-Effective Amendment No. 28 to
                  Registrant's Registration Statement (No.
                  33-21489) filed on February 4, 1994.

    (s) Servicing Agreement to Administrative Services Plan dated as of October 19, 1993, between Registrant and National Bank of Commerce (with respect to Riverside Capital Money Market Fund, Riverside Capital Equity Fund, Riverside Capital Fixed Income Fund and Riverside Capital Tennessee Municipal Obligations Fund) was filed as Exhibit (9)(s) to Post-Effective Amendment No. 29 to Registrant's Registration Statement (No. 33-21489) filed on April 4, 1994.

    (u) Management and Administration Agreement dated April 5, 1994, as amended as of June 3, 1994, between Registrant and The Winsbury Company Limited Partnership (with respect to Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund) was filed as Exhibit (9)(u) to Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

                                  EXHIBIT INDEX

Exhibit No.                   Description                                  Page
-----------                   -----------                                  ----

    (v) Fund Accounting Agreement dated April 5, 1994, as amended June 3, 1994, between Registrant and The Winsbury Service Corporation (with respect to Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth
                  Fund) was filed as Exhibit (9)(v) to
                  Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

    (w) Servicing Agreement to Administrative Services Plan dated April 5, 1994, between Registrant and National Bank of Commerce (with respect to Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth
                  Fund) was filed as Exhibit (9)(w) to
                  Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.


    (x) Management and Administration Agreement dated July 9, 1996, as proposed to be amended as of June __, 1997, between Registrant and BISYS Fund Services Limited Partnership (with respect to the KeyPremier Funds).

    (y) Fund Accounting Agreement dated July 9, 1996, as proposed to be amended as of June __, 1997, between Registrant and BISYS Fund Services, Inc. (with respect to the KeyPremier Funds).

    (z) Transfer Agency Agreement dated July 9, 1996, as proposed to be amended as of June __, 1997, between Registrant and BISYS Fund Services, Inc. (with respect to the KeyPremier Funds).


    (aa) Management and Administration Agreement dated August 20, 1996, between Registrant and BISYS Fund Services Limited Partnership (with respect to the 1st Source Funds) was filed as Exhibit
                  (9)(aa) to Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

                                  EXHIBIT INDEX

Exhibit No.                   Description                                  Page
-----------                   -----------                                  ----

    (ab) Fund Accounting Agreement dated August 20, 1996, between Registrant and BISYS Fund Services, Inc. (with respect to the 1st Source Monogram Funds) was filed as Exhibit (9)(ab) to Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

    (ac) Transfer Agency Agreement dated August 20, 1996, between Registrant and BISYS Fund Services, Inc. (with respect to the 1st Source Monogram Funds) was filed as Exhibit (9)(ac) to Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

    (ad) Form of Servicing Agreement to Administrative Services Plan was filed as Exhibit (9)(ad) to Post-Effective Amendment No. 35 to Registrant's Registration Statement (No. 33-21489) filed on June 6, 1996.


    10(a)         Opinion of Counsel with respect to shares of KeyPremier U.S.
                  Treasury Obligations Money Market Fund and KeyPremier Limited Duration Government Securities Fund. Opinion of Counsel with respect to Shares of KeyPremier Aggressive Growth Fund was filed as Exhibit (10)(a) to Post-Effective Amendment No. 38 to Registrant's Registration Statement (No. 33-21489) filed on November 15, 1996. Opinion of Counsel with respect to Shares of KeyPremier Established Growth Fund and KeyPremier Intermediate Term Income Fund was filed as Exhibit (10)(a) to Post-Effective Amendment No. 36 to Registrant's Registration Statement (No. 33-21489) filed on August 16, 1996. Opinion of Counsel with respect to Shares of 1st Source Monogram U.S. Treasury Obligations Money Market Fund, 1st Source Monogram Diversified Equity Fund, 1st Source Monogram Income Equity Fund, 1st Source Monogram Special Equity Fund, 1st Source Monogram Income Fund and 1st Source Monogram Intermediate Tax-Free Bond Fund was filed as Exhibit (10)(a) to Post-Effective Amendment No.

                                  EXHIBIT INDEX

Exhibit No.                   Description                                  Page
-----------                   -----------                                  ----

                  35 to Registrant's Registration Statement (No. 33-21489) filed on June 6, 1996. Opinion of Counsel with respect to Shares of the KeyPremier Prime Money Market Fund and the KeyPremier Pennsylvania Municipal Bond Fund was filed as Exhibit (10)(a) to Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996. An Opinion of Counsel was filed by Notice on August 28, 1996, pursuant to Rule 24f-2 (with respect to Riverside Capital Money Market Fund, Riverside Capital Value Equity Fund, Riverside Capital Fixed Income Fund, Riverside Capital Tennessee Municipal Obligations Fund, Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth
                  Fund).

    (b) Opinion of Special Counsel with respect to Riverside Capital Tennessee Municipal
                  Obligations Fund was filed as Exhibit (10)(b) to Post-Effective Amendment No. 23 to
                  Registrant's Registration Statement (No.
                  33-21489) filed on October 30, 1992.

    11(a)         Consent of KPMG Peat Marwick LLP.

    (b)           Consent of Burch, Porter & Johnson was filed as
                  Exhibit (11)(b) to Post-Effective Amendment No.
                  23 to Registrant's Registration Statement (No.
                  33-21489) filed on October 30, 1992.


    (c)           Consent of Coopers & Lybrand L.L.P. was filed as Exhibit
                  (11)(c) to Post-Effective Amendment No. 39 to Registrant's Registration Statement (No. 33-21489) on March 18, 1997.



    13 Purchase Agreement dated as of July 19, 1988, between Registrant and Winsbury Associates was filed as Exhibit (13) to Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-21489) filed on July 21, 1988.

                                  EXHIBIT INDEX

Exhibit No.                   Description                                  Page
-----------                   -----------                                  ----

    15(a) Rule 12b-1 Plan (with respect to the Riverside Capital Funds) was filed as Exhibit (15)(a) to Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-21489) filed on July 21, 1988.

    (c) Rule 12b-1 Plan (with respect to the 1st Source Monogram Funds) was filed as Exhibit (15)(c) to Post-Effective Amendment No. 35 to Registrant's Registration Statement (No. 33-21489) filed on June 6, 1996.

    (h) Rule 12b-1 Agreement dated October 1, 1993, between The Winsbury Company Limited Partnership and National Bank of Commerce (with respect to Riverside Capital Money Market Fund, Riverside Capital Equity Fund, Riverside Capital Fixed Income Fund and Riverside Capital Tennessee Municipal Obligations Fund) was filed as Exhibit (15)(h) to Post-Effective Amendment No. 27 to Registrant's Registration Statement (No. 33-21489) filed on October 19, 1993.

    (m) Rule 12b-1 Agreement dated October 1, 1993, between The Winsbury Company Limited Partnership and Commerce Investment Corporation (with respect to Riverside Capital Money Market Fund, Riverside Capital Value Equity Fund, Riverside Capital Fixed Income Fund and Riverside Capital Tennessee Municipal Obligations Fund) was filed as Exhibit (15)(m) to Post-Effective Amendment No. 27 to Registrant's Registration Statement (No. 33-21489) filed on October 19, 1993.

    (n) Rule 12b-1 Agreement dated October 19, 1993, between Registrant and The Winsbury Company Limited Partnership (with respect to Riverside Capital Money Market Fund, Riverside Capital Value Equity Fund, Riverside Capital Fixed Income Fund and Riverside Capital

                                  EXHIBIT INDEX

Exhibit No.                   Description                                  Page
-----------                   -----------                                  ----

                  Tennessee Municipal Obligations Fund) was filed as Exhibit (15)(n) to Post-Effective Amendment No. 28 to Registrant's Registration Statement (No. 33-21489) filed on February 4, 1994.

    (o) Rule 12b-1 Agreement dated as of April 5, 1994, between The Winsbury Company Limited Partnership and Commerce Investment Corporation (with respect to Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund) was filed as Exhibit
                  (15)(o) to Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

    (p) Rule 12b-1 Agreement dated as of April 5, 1994, between Registrant and The Winsbury Company Limited Partnership (with respect to Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund) was filed as Exhibit (15)(p) to Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

    (s) Rule 12b-1 Agreement dated as of May 16, 1994, between J.C. Bradford & Co. and The Winsbury Company Limited Partnership (with respect to The Riverside Capital Funds) was filed as Exhibit (15)(s) to Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

    (t) Rule 12b-1 Agreement dated as of May 16, 1994, between Morgan, Keegan & Co. and The Winsbury Company Limited Partnership (with respect to The Riverside Capital Funds) was filed as Exhibit (15)(t) to Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

                                  EXHIBIT INDEX

Exhibit No.                   Description                                  Page
-----------                   -----------                                  ----

    (u) Rule 12b-1 Agreement dated as of August 1, 1994, between J.J.B. Hilliard, W.L. Lyons, Inc. and The Winsbury Company Limited Partnership (with respect to the Riverside Capital Funds) was filed as Exhibit (15)(u) to Post-Effective Amendment No. 31 to Registrant's Registration Statement (No. 33-21489) filed on October 14, 1994.

    (v) Rule 12b-1 Agreement dated as of August 31, 1994, between TrustMark Investments, Inc. and The Winsbury Company Limited Partnership Agreement (with respect to the Riverside Capital Funds) was filed as Exhibit (15)(v) to Post-Effective Amendment No. 31 to Registrant's Registration Statement (No. 33-21489) filed on October 14, 1994.

    16(a) Computation of Performance Quotations for Riverside Capital Money Market Fund was filed as Exhibit (16)(a) to Post-Effective Amendment No. 27 to Registrant's Registration Statement (No. 33-21489) filed on October 19, 1993.

    (b) Computation of Performance Quotations for Riverside Capital Value Equity Fund and Riverside Capital Fixed Income Fund was filed as Exhibit (16)(b) to Post-Effective Amendment No. 27 to Registrant's Registration Statement (No. 33-21489) filed on October 19, 1993.

    (f)           Computation of Performance Quotations for
                  Riverside Capital Tennessee Municipal
                  Obligations Fund was filed as Exhibit (16)(f) to Post-Effective Amendment No. 27 to
                  Registrant's Registration Statement (No.
                  33-21489) filed on October 19, 1993.

    (h) Computation of Performance Quotations for Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund was filed as Exhibit (16)(h) to Post-Effective Amendment No. 33 to Registrant's Registration Statement (No. 33-21489) filed on October 30, 1995.

                                  EXHIBIT INDEX

Exhibit No.                   Description                                  Page
-----------                   -----------                                  ----


    (i)           Computation of Performance Quotations for
                  KeyPremier Prime Money Market Fund and
                  KeyPremier Pennsylvania Municipal Bond Fund.
                  Computation of Performance Quotations for
                  KeyPremier Established Growth Fund and
                  KeyPremier Aggressive Growth Fund was filed as
                  Exhibit (16)(i) to Post-Effective Amendment No.
                  38 to Registrant's Registration Statement (No.
                  33-21489) filed on November 15, 1996.
                  Computation of Performance Quotations for
                  KeyPremier Intermediate Term Income Fund, KeyPremier U.S. Treasury Obligations Money Market Fund and
                  KeyPremier Limited Duration Government Securities Fund to be filed by amendment.

    (j)           Computation of Performance Quotations for 1st
                  Source Monogram Diversified Equity Fund, 1st
                  Source Monogram Income Equity Fund, 1st Source
                  Monogram Special Equity Fund and 1st Source
                  Monogram Income Fund was filed as Exhibit (16)(j) to Post-Effective Amendment No. 39 to Registrant's Registration Statement (No. 33-21489) on March 18, 1997. Computation of Performance Quotations for 1st Source Monogram U.S. Treasury Obligations Money Market Fund and 1st Source Monogram Intermediate Tax-Free Bond
                  Fund to be filed by amendment.


    17 Financial Data Schedules for KeyPremier Prime Money Market Fund, KeyPremier Pennsylvania Municipal Bond Fund, 1st Source Monogram Diversified Equity Fund, 1st Source Monogram Income Equity Fund, 1st Source Monogram Special Equity Fund, and 1st Source Monogram Income Fund were filed as Exhibit (17) to Post-Effective Amendment No. 39 to Registrant's
                  Registration Statement (No. 33-21489) filed on March 18, 1997. Financial Data Schedules for the Riverside Capital Funds were filed as Exhibit (17) to Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996. Financial Data Schedules for the other KeyPremier Funds and the other 1st Source Monogram Funds to be filed by amendment.

    18            None.

    19(a)         Powers of Attorney of Stephen G. Mintos,
                  Maurice G. Stark and Chalmers P. Wylie, Walter
                  B. Grimm were filed as Exhibit (17)(a) to Post-Effective Amendment No. 30 to Registrant's
                  Registration

                                  EXHIBIT INDEX

Exhibit No.                   Description                                  Page
-----------                   -----------                                  ----

                  Statement (No. 33-21489) filed on August 24,
                  1994.

    (b)           Consent of Baker & Hostetler LLP


    (c) Power of Attorney of Nancy E. Converse was filed as Exhibit (19)(c) to Post-Effective Amendment No. 36 to Registrant's Registration Statement (No. 33-21489) filed on August 16, 1996.

    (d) Power of Attorney of James H. Woodward was filed as Exhibit (19)(d) to Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

             As filed with the Securities and Exchange Commission April 16, 1997
                                              1933 Act Registration No. 33-21489
                                                      1940 Act File No. 811-5545



                                   EXHIBITS TO


                                    FORM N-1A


                                                                           -----
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          / x /
                                                                           -----

                                                                           -----
                      Post-Effective Amendment No. 40                      / x /
                                                                           -----

                                       and

                REGISTRATION STATEMENT UNDER THE INVESTMENT                -----
                            COMPANY ACT OF 1940                            / x /
                                                                           -----

                                                                           -----
                             Amendment No. 42                              / x /
                                                                           -----



                               The Sessions Group
               (Exact Name of Registrant as Specified in Charter)


                                3435 Stelzer Road
                              Columbus, Ohio 43219
                    (Address of Principal Executive Offices)


                         Registrant's Telephone Number:
                                 (800) 752-1823